Hartford Disciplined US Equity ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.8%
2,510	Autoliv, Inc.	$293,168
3,745	Ford Motor Co.	49,172
5,216	Tesla, Inc.*	2,381,417
		2,723,757
	Banks - 2.4%
5,906	Citigroup, Inc.	597,864
42	Huntington Bancshares, Inc.	649
6,531	JP Morgan Chase & Co.	2,031,925
1,698	M&T Bank Corp.	312,211
755	Regions Financial Corp.	18,271
7,566	Wells Fargo & Co.	658,015
		3,618,935
	Capital Goods - 4.8%
1,425	3M Co.	237,262
412	Allegion PLC	68,297
1,035	Caterpillar, Inc.	597,464
2,889	Cummins, Inc.	1,264,458
10,885	Donaldson Co., Inc.	917,061
767	Dycom Industries, Inc.*	220,735
1,122	Eaton Corp. PLC	428,110
461	EMCOR Group, Inc.	311,535
8,946	Fastenal Co.	368,128
1,792	Ferguson Enterprises, Inc.	445,312
428	General Dynamics Corp.	147,617
2,584	General Electric Co.	798,327
38	Hubbell, Inc.	17,860
609	Johnson Controls International PLC	69,664
2,394	Mueller Industries, Inc.	253,453
287	Owens Corning	36,538
101	Parker-Hannifin Corp.	78,056
701	RTX Corp.	125,128
1,874	Trane Technologies PLC	840,770
560	Vertiv Holdings Co. Class A	108,002
		7,333,777
	Commercial & Professional Services - 2.5%
926	Broadridge Financial Solutions, Inc.	204,090
4,025	Cintas Corp.	737,662
314	Clean Harbors, Inc.*	66,100
4,359	Maximus, Inc.	362,320
12,683	Rollins, Inc.	730,668
12,280	UL Solutions, Inc. Class A	956,243
8,079	Veralto Corp.	797,236
		3,854,319
	Consumer Discretionary Distribution & Retail - 5.2%
23,141	Amazon.com, Inc.*	5,651,495
369	AutoNation, Inc.*	73,752
861	Dick's Sporting Goods, Inc.	190,669
1,812	eBay, Inc.	147,334
1,524	Home Depot, Inc.	578,495
622	Lowe's Cos., Inc.	148,117
4,015	TJX Cos., Inc.	562,662
1,312	Tractor Supply Co.	70,992
690	Ulta Beauty, Inc.*	358,717
863	Urban Outfitters, Inc.*	55,758
		7,837,991
	Consumer Durables & Apparel - 0.0%
155	Ralph Lauren Corp.	49,547
	Consumer Services - 1.9%
1,617	Airbnb, Inc. Class A*	204,615
161	Booking Holdings, Inc.	817,516
5,238	Boyd Gaming Corp.	407,883
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Services - 1.9% - (continued)
2,534	Darden Restaurants, Inc.	$456,500
673	DoorDash, Inc. Class A*	171,191
382	Expedia Group, Inc.	84,040
1,706	H&R Block, Inc.	84,857
1,586	Las Vegas Sands Corp.	94,129
300	McDonald's Corp.	89,529
616	Royal Caribbean Cruises Ltd.	176,687
1,205	Texas Roadhouse, Inc.	197,114
1,224	Wynn Resorts Ltd.	145,644
		2,929,705
	Consumer Staples Distribution & Retail - 0.9%
19,048	Albertsons Cos., Inc. Class A	336,959
4,113	Kroger Co.	261,710
7,450	Walmart, Inc.	753,791
		1,352,460
	Energy - 3.1%
17,439	Antero Midstream Corp.	300,823
770	Cheniere Energy, Inc.	163,240
8,108	Chevron Corp.	1,278,794
5,574	Chord Energy Corp.	505,673
807	ConocoPhillips	71,710
703	Coterra Energy, Inc.	16,633
263	DT Midstream, Inc.	28,796
3,700	EOG Resources, Inc.	391,608
10,432	Exxon Mobil Corp.	1,193,003
18,973	Kinder Morgan, Inc.	496,903
423	Marathon Petroleum Corp.	82,447
10,900	Permian Resources Corp.	136,904
1,348	Viper Energy, Inc. Class A	50,631
		4,717,165
	Equity Real Estate Investment Trusts (REITs) - 3.9%
1,027	Agree Realty Corp. REIT	74,981
8,753	American Healthcare, Inc. REIT	396,686
4,635	American Homes 4 Rent Class A, REIT	146,466
2,327	Digital Realty Trust, Inc. REIT	396,544
720	EastGroup Properties, Inc. REIT	125,661
1,616	EPR Properties REIT(1)	79,216
15,353	Gaming & Leisure Properties, Inc. REIT	685,665
32	Host Hotels & Resorts, Inc. REIT	513
7,637	Lamar Advertising Co. Class A, REIT	905,672
26,261	Omega Healthcare Investors, Inc. REIT	1,103,750
1,963	Realty Income Corp. REIT	113,815
19,499	Sabra Health Care, Inc. REIT	347,472
2,201	Simon Property Group, Inc. REIT	386,848
8,538	STAG Industrial, Inc. REIT	326,749
26,496	VICI Properties, Inc. REIT	794,615
		5,884,653
	Financial Services - 7.2%
10,041	Annaly Capital Management, Inc. REIT	212,568
18	Ares Management Corp. Class A	2,677
5,333	Bank of New York Mellon Corp.	575,591
253	Berkshire Hathaway, Inc. Class B*	120,818
2,759	Block, Inc.*	209,518
6	Capital One Financial Corp.	1,320
1,368	Charles Schwab Corp.	129,303
1,961	CME Group, Inc.	520,626
1,026	Coinbase Global, Inc. Class A*	352,718
596	Franklin Resources, Inc.	13,476
72	Goldman Sachs Group, Inc.	56,835
1,070	Interactive Brokers Group, Inc. Class A	75,285
2,625	Jack Henry & Associates, Inc.	390,968
2,061	Janus Henderson Group PLC	89,777

1

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Financial Services - 7.2% - (continued)
630	LPL Financial Holdings, Inc.	$237,705
1,801	Mastercard, Inc. Class A	994,134
4,554	Morgan Stanley	746,856
5,599	Northern Trust Corp.	720,423
3,165	Raymond James Financial, Inc.	502,191
50,907	Rithm Capital Corp. REIT	558,450
8,868	SEI Investments Co.	714,849
525	Shift4 Payments, Inc. Class A*(1)	36,278
45,745	Starwood Property Trust, Inc. REIT	831,644
1,278	State Street Corp.	147,813
1,321	Synchrony Financial	98,256
10,430	T. Rowe Price Group, Inc.	1,069,388
5,165	Toast, Inc. Class A*	186,663
4,180	Visa, Inc. Class A	1,424,293
		11,020,423
	Food, Beverage & Tobacco - 4.1%
24,552	Altria Group, Inc.	1,384,242
12,647	Cal-Maine Foods, Inc.	1,110,407
4,689	Coca-Cola Co.	323,072
2,552	Coca-Cola Consolidated, Inc.	332,730
2,394	Hershey Co.	406,094
11,723	Hormel Foods Corp.	253,099
2,987	Ingredion, Inc.	344,730
2,213	Kellanova	183,812
3,613	Kraft Heinz Co.	89,349
12,288	PepsiCo, Inc.	1,795,154
		6,222,689
	Health Care Equipment & Services - 4.0%
7,092	Abbott Laboratories	876,713
6,934	Boston Scientific Corp.*	698,392
2,828	Cardinal Health, Inc.	539,498
466	Cencora, Inc.	157,419
1,131	Edwards Lifesciences Corp.*	93,251
1,424	Encompass Health Corp.	162,122
874	GE HealthCare Technologies, Inc.	65,506
519	HCA Healthcare, Inc.	238,574
96	IDEXX Laboratories, Inc.*	60,433
472	Lantheus Holdings, Inc.*	27,230
79	McKesson Corp.	64,096
13,017	Medtronic PLC	1,180,642
2,509	Quest Diagnostics, Inc.	441,459
415	ResMed, Inc.(1)	102,455
2,525	Stryker Corp.	899,506
1,235	UnitedHealth Group, Inc.	421,827
432	Veeva Systems, Inc. Class A*	125,798
		6,154,921
	Household & Personal Products - 1.1%
2,862	Clorox Co.	321,861
5,576	Colgate-Palmolive Co.	429,631
2,675	Kimberly-Clark Corp.	320,224
3,800	Procter & Gamble Co.	571,406
		1,643,122
	Insurance - 1.6%
1,929	American International Group, Inc.	152,314
3,695	Axis Capital Holdings Ltd.	346,074
1,882	Chubb Ltd.	521,201
197	Everest Group Ltd.	61,960
47	Markel Group, Inc.*	92,803
11,293	Old Republic International Corp.	445,622
1,853	Travelers Cos., Inc.	497,753
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 1.6% - (continued)
807	Unum Group	$59,250
3,442	W.R. Berkley Corp.	245,552
		2,422,529
	Materials - 3.4%
56,023	Amcor PLC	442,582
4,513	AptarGroup, Inc.	523,553
1,200	Avery Dennison Corp.	209,868
4,743	CF Industries Holdings, Inc.	395,044
947	Corteva, Inc.	58,184
5,924	CRH PLC	705,548
1,405	Ecolab, Inc.	360,242
204	Linde PLC	85,333
1,715	NewMarket Corp.	1,316,949
1,229	Packaging Corp. of America	240,589
1,900	PPG Industries, Inc.	185,725
4,113	RPM International, Inc.	449,469
436	Sherwin-Williams Co.	150,394
		5,123,480
	Media & Entertainment - 8.3%
22,824	Alphabet, Inc. Class A	6,417,881
5,687	Fox Corp. Class A	367,665
5,521	Meta Platforms, Inc. Class A	3,579,540
935	Netflix, Inc.*	1,046,134
10,967	New York Times Co. Class A	625,009
16,136	News Corp. Class A	427,604
4,655	Pinterest, Inc. Class A*	154,080
655	ROBLOX Corp. Class A*	74,487
		12,692,400
	Pharmaceuticals, Biotechnology & Life Sciences - 4.5%
1,593	AbbVie, Inc.	347,338
548	Amgen, Inc.	163,540
434	Biogen, Inc.*	66,953
15,532	Bristol-Myers Squibb Co.	715,559
181	Danaher Corp.	38,984
1,096	Eli Lilly & Co.	945,695
2,462	Exelixis, Inc.*	95,205
8,196	Gilead Sciences, Inc.	981,799
817	Insmed, Inc.*	154,903
13,271	Johnson & Johnson	2,506,494
3,843	Merck & Co., Inc.	330,421
9,195	Pfizer, Inc.	226,657
1,908	Royalty Pharma PLC Class A	71,626
465	West Pharmaceutical Services, Inc.	131,162
		6,776,336
	Semiconductors & Semiconductor Equipment - 13.9%
2,504	Advanced Micro Devices, Inc.*	641,324
4,787	Applied Materials, Inc.	1,115,850
10,649	Broadcom, Inc.	3,936,190
870	First Solar, Inc.*	232,238
918	KLA Corp.	1,109,623
6,724	Lam Research Corp.	1,058,761
1,068	Marvell Technology, Inc.	100,114
3,135	Micron Technology, Inc.	701,519
55,933	NVIDIA Corp.	11,325,873
2,565	QUALCOMM, Inc.	464,009
3,240	Skyworks Solutions, Inc.	251,813
1,710	Texas Instruments, Inc.	276,097
		21,213,411
	Software & Services - 13.1%
565	Accenture PLC Class A	141,307
287	Adobe, Inc.*	97,669

2

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Software & Services - 13.1% - (continued)
167	Appfolio, Inc. Class A*	$42,490
545	AppLovin Corp. Class A*	347,345
114	Autodesk, Inc.*	34,353
1,100	Cadence Design Systems, Inc.*	372,559
1,540	Cloudflare, Inc. Class A*	390,082
1,309	Cognizant Technology Solutions Corp. Class A	95,400
1,443	Crowdstrike Holdings, Inc. Class A*	783,563
885	Datadog, Inc. Class A*	144,087
3,684	Dolby Laboratories, Inc. Class A(1)	244,323
38,134	Dropbox, Inc. Class A*	1,105,886
1,285	Gitlab, Inc. Class A*	62,644
812	Guidewire Software, Inc.*	189,716
177	HubSpot, Inc.*	87,070
1,375	InterDigital, Inc.(1)	497,695
3,499	International Business Machines Corp.	1,075,628
958	Intuit, Inc.	639,513
1,083	JFrog Ltd.*	51,421
18,083	Microsoft Corp.	9,363,558
2,035	Nutanix, Inc. Class A*	144,973
4,569	Oracle Corp.	1,199,865
6,150	Palantir Technologies, Inc. Class A*	1,232,890
401	Palo Alto Networks, Inc.*	88,316
935	Qualys, Inc.*	115,248
2,044	Rubrik, Inc. Class A*	153,852
1,308	Salesforce, Inc.	340,616
110	ServiceNow, Inc.*	101,121
813	Snowflake, Inc. Class A*	223,477
1,793	VeriSign, Inc.	429,961
337	Zscaler, Inc.*	111,594
		19,908,222
	Technology Hardware & Equipment - 6.5%
4,087	Amphenol Corp. Class A	569,483
26,917	Apple, Inc.	7,277,549
2,224	Arista Networks, Inc.*	350,703
10,470	Cisco Systems, Inc.	765,462
347	Dell Technologies, Inc. Class C	56,217
368	Flex Ltd.*	23,007
750	Jabil, Inc.	165,667
2,908	NetApp, Inc.	342,504
300	Seagate Technology Holdings PLC	76,764
880	Super Micro Computer, Inc.*	45,725
343	TD SYNNEX Corp.	53,676
853	TE Connectivity PLC	210,700
		9,937,457
	Telecommunication Services - 1.7%
27,788	AT&T, Inc.	687,753
1,967	T-Mobile U.S., Inc.	413,168
35,765	Verizon Communications, Inc.	1,421,301
		2,522,222
	Transportation - 1.2%
3,719	CH Robinson Worldwide, Inc.	572,689
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Transportation - 1.2% - (continued)
434	JB Hunt Transport Services, Inc.		$73,285
3,406	Ryder System, Inc.		576,397
4,217	Uber Technologies, Inc.*		406,941
1,554	United Airlines Holdings, Inc.*		146,138
			1,775,450
	Utilities - 2.5%
22,357	CenterPoint Energy, Inc.		854,932
628	Constellation Energy Corp.		236,756
3,145	DTE Energy Co.		426,273
563	Duke Energy Corp.		69,981
1,752	Evergy, Inc.		134,571
6,456	FirstEnergy Corp.		295,879
2,422	NRG Energy, Inc.		416,245
908	OGE Energy Corp.		40,079
745	Public Service Enterprise Group, Inc.		60,017
21,935	TXNM Energy, Inc.		1,245,908
391	Xcel Energy, Inc.		31,737
			3,812,378
	Total Common Stocks (cost $118,837,918)		$151,527,349
SHORT-TERM INVESTMENTS - 0.6%
	Securities Lending Collateral - 0.6%
897,655	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		$897,655
	Total Short-Term Investments (cost $897,655)		$897,655
	Total Investments (cost $119,735,573)	100.2%	$152,425,004
	Other Assets and Liabilities	(0.2)%	(354,153)
	Net Assets	100.0%	$152,070,851
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

3

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	16	12/19/2025	$549,920	$14,011
Total futures contracts				$14,011
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$151,527,349	$151,527,349	$—	$—
Short-Term Investments	897,655	897,655	—	—
Futures Contracts(2)	14,011	14,011	—	—
Total	$152,439,015	$152,439,015	$—	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

4

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Australia - 9.6%
73,363	ANZ Group Holdings Ltd.	$1,760,193
266,191	Bendigo & Adelaide Bank Ltd.	2,204,413
250,021	BHP Group Ltd.	7,111,732
539,399	Brambles Ltd.	8,778,501
19,627	Cochlear Ltd.	3,689,665
616,331	Coles Group Ltd.	8,896,757
141,805	Computershare Ltd.	3,394,889
107,466	EBOS Group Ltd.(1)	1,778,518
1,452,722	Endeavour Group Ltd.	3,480,749
230,729	Fortescue Ltd.	3,215,785
1,065,274	Insurance Australia Group Ltd.	5,481,419
68,883	JB Hi-Fi Ltd.	4,722,270
675,069	Lottery Corp. Ltd.	2,430,636
843,932	Medibank Pvt Ltd.	2,696,102
216,369	Orica Ltd.	3,151,622
270,390	Origin Energy Ltd.	2,168,382
942,798	Qantas Airways Ltd.	6,295,467
533,823	QBE Insurance Group Ltd.	6,933,429
125,638	Rio Tinto PLC	9,055,711
184,300	Santos Ltd.	761,314
388,826	Scentre Group REIT	1,035,998
304,648	Sonic Healthcare Ltd.	4,220,104
295,835	Suncorp Group Ltd.	3,799,773
2,947,841	Telstra Group Ltd.	9,417,443
2,113,942	Vicinity Ltd. REIT	3,487,408
26,974	Wesfarmers Ltd.	1,483,316
53,250	Woodside Energy Group Ltd.	864,531
509,182	Woolworths Group Ltd.	9,470,074
		121,786,201
	Austria - 0.3%
21,163	ANDRITZ AG	1,602,367
77,634	Raiffeisen Bank International AG	2,897,831
		4,500,198
	Belgium - 0.4%
5,454	Ackermans & van Haaren NV	1,359,721
37,776	Ageas SA	2,502,701
3,742	KBC Group NV	450,258
4,441	UCB SA	1,140,491
		5,453,171
	Brazil - 0.4%
128,667	Yara International ASA	4,695,472
	Canada - 16.2%
50,876	Alimentation Couche-Tard, Inc.	2,588,189
51,901	AltaGas Ltd.	1,525,007
99,628	Bank of Montreal(1)	12,388,528
119,566	Bank of Nova Scotia	7,849,892
80,940	Canadian Imperial Bank of Commerce	6,713,084
4,907	Canadian National Railway Co.	471,001
76,457	Canadian Natural Resources Ltd.	2,448,436
63,092	CCL Industries, Inc. Class B	3,523,048
57,049	CGI, Inc.	4,969,775
705	Constellation Software, Inc.	1,857,197
24,947	Descartes Systems Group, Inc.*	2,200,575
33,120	Dollarama, Inc.	4,309,394
122,600	Element Fleet Management Corp.	3,310,108
57,655	Emera, Inc.(1)	2,743,771
7,102	Fairfax Financial Holdings Ltd.	11,541,871
62,158	Fortis, Inc.(1)	3,127,530
87,745	George Weston Ltd.	5,340,537
174,906	Great-West Lifeco, Inc.	7,422,411
55,814	iA Financial Corp., Inc.	6,594,987
72,041	Imperial Oil Ltd.	6,378,108
13,908	Intact Financial Corp.	2,596,974
66,240	Kinross Gold Corp.	1,539,418
246,319	Loblaw Cos. Ltd.	9,798,966
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Canada - 16.2% - (continued)
154,519	Magna International, Inc.	$7,294,842
150,737	Manulife Financial Corp.	4,883,098
58,437	Metro, Inc.	3,899,137
38,903	National Bank of Canada	4,350,783
17,154	Nutrien Ltd.	935,228
259,607	Open Text Corp.	9,969,991
97,704	Power Corp. of Canada	4,581,346
6,937	RB Global, Inc.	688,289
81,381	Royal Bank of Canada(1)	11,934,021
57,371	Stantec, Inc.	6,359,679
97,445	Sun Life Financial, Inc.	5,933,007
108,395	Suncor Energy, Inc.	4,320,637
169,040	TELUS Corp.	2,474,403
12,683	Thomson Reuters Corp.	1,944,700
27,368	Toromont Industries Ltd.	3,291,426
162,276	Toronto-Dominion Bank	13,337,404
944,513	Whitecap Resources, Inc.(1)	7,037,587
		204,474,385
	China - 2.2%
2,693,000	BOC Hong Kong Holdings Ltd.	13,229,039
600,000	SITC International Holdings Co. Ltd.	2,209,413
147,700	Wilmar International Ltd.	355,220
4,351,700	Yangzijiang Shipbuilding Holdings Ltd.	11,769,937
		27,563,609
	Denmark - 0.5%
3,155	Carlsberg AS Class B	371,409
38,186	Novo Nordisk AS Class B	1,864,870
153,279	Tryg AS	3,783,672
		6,019,951
	Finland - 2.8%
45,666	Elisa OYJ	2,015,542
87,488	Fortum OYJ	1,952,927
31,786	Kesko OYJ Class B	671,379
80,192	Kone OYJ Class B	5,360,936
2,844,814	Nokia OYJ ADR(1)	19,657,665
44,478	Orion OYJ Class B	3,108,426
240,447	Sampo OYJ Class A	2,683,101
		35,449,976
	France - 5.2%
6,712	Air Liquide SA	1,300,875
12,620	AXA SA	548,119
14,946	Capgemini SE	2,302,965
225,824	Cie Generale des Etablissements Michelin SCA	7,217,289
86,107	Danone SA	7,620,818
574,441	Engie SA	13,459,301
12,475	EssilorLuxottica SA	4,568,690
765,303	Orange SA	12,220,631
49,256	Societe Generale SA	3,118,861
119,993	TotalEnergies SE	7,471,855
42,602	Vinci SA	5,690,340
		65,519,744
	Germany - 4.8%
20,340	Allianz SE	8,174,492
47,075	Bayerische Motoren Werke AG	4,385,837
158,841	Commerzbank AG	5,776,863
54,735	Daimler Truck Holding AG	2,192,809
19,831	Deutsche Boerse AG	5,024,122
42,304	Deutsche Post AG	1,943,326
149,200	Deutsche Telekom AG	4,630,636
409,890	E.ON SE	7,635,754
79,170	Fresenius SE & Co. KGaA	4,570,728
19,417	Heidelberg Materials AG	4,551,695
32,383	Mercedes-Benz Group AG	2,100,931

5

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Germany - 4.8% - (continued)
3,835	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	$2,374,298
117,440	RWE AG	5,782,531
6,206	SAP SE	1,607,727
		60,751,749
	Guatemala - 0.5%
136,513	Millicom International Cellular SA	6,431,127
	Hong Kong - 2.4%
1,368,500	CK Asset Holdings Ltd.	6,768,372
305,480	CLP Holdings Ltd.	2,605,867
198,700	Hang Seng Bank Ltd.	3,875,726
1,828,000	HKT Trust & HKT Ltd.	2,664,785
307,000	PCCW Ltd.	219,224
1,663,591	Sino Land Co. Ltd.	2,065,522
485,000	Sun Hung Kai Properties Ltd.	5,893,859
6,601,792	WH Group Ltd.(2)	6,336,606
		30,429,961
	Indonesia - 0.2%
37,426	Jardine Matheson Holdings Ltd.	2,198,777
	Ireland - 0.9%
1,082,869	AIB Group PLC	9,980,031
96,491	Bank of Ireland Group PLC	1,579,782
		11,559,813
	Israel - 3.4%
434,582	Bank Hapoalim BM	8,854,031
383,178	Bank Leumi Le-Israel BM	7,810,275
1,201,279	Bezeq The Israeli Telecommunication Corp. Ltd.	2,462,581
7,978	Delek Group Ltd.	2,099,551
562,091	El Al Israel Airlines*	2,340,462
7,840	FIBI Holdings Ltd.	603,744
32,438	First International Bank of Israel Ltd.	2,342,490
1	Isracard Ltd.	3
473,870	Israel Discount Bank Ltd. Class A	4,752,971
16,189	Matrix IT Ltd.	598,966
67,933	Mizrahi Tefahot Bank Ltd.	4,429,778
8,752	One Software Technologies Ltd.	235,515
68,105	Partner Communications Co. Ltd.	678,706
2,609	Paz Retail & Energy Ltd.	558,808
82,641	Phoenix Financial Ltd.	3,189,635
105,902	Shufersal Ltd.	1,321,253
21,185	Strauss Group Ltd.	598,664
		42,877,433
	Italy - 1.3%
315,515	Enel SpA	3,194,477
500,949	Italgas SpA	5,255,795
56,623	Ryanair Holdings PLC ADR	3,537,805
182,256	Unipol Assicurazioni SpA	3,989,475
		15,977,552
	Japan - 19.2%
1,319	Advance Residence Investment Corp. REIT	1,428,121
98,200	Air Water, Inc.	1,373,672
244,800	ALSOK Co. Ltd.	1,674,057
62,500	Amada Co. Ltd.	747,704
344,500	ANA Holdings, Inc.	6,460,423
362,600	Asahi Kasei Corp.	2,783,256
176,000	Astellas Pharma, Inc.	1,843,342
251,900	Azbil Corp.	2,489,486
65,400	BIPROGY, Inc.	2,647,330
96,493	Bridgestone Corp.	4,236,660
299,300	Brother Industries Ltd.	5,108,626
76,703	Canon, Inc.(1)	2,207,162
113,900	Central Japan Railway Co.	2,784,378
21,700	Chubu Electric Power Co., Inc.	302,142
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Japan - 19.2% - (continued)
88,000	COMSYS Holdings Corp.	$2,223,777
173,200	Dai Nippon Printing Co. Ltd.	2,900,064
237,300	Daito Trust Construction Co. Ltd.	4,430,843
225,800	Daiwa House Industry Co. Ltd.	7,670,062
371	Daiwa House Investment Corp. REIT	319,813
9,500	East Japan Railway Co.	231,619
118,000	Electric Power Development Co. Ltd.	2,244,646
119,400	EXEO Group, Inc.	1,722,931
106,600	FUJIFILM Holdings Corp.	2,477,219
263,300	Hachijuni Bank Ltd.	2,655,133
141,200	Haseko Corp.	2,282,224
6,500	Hirose Electric Co. Ltd.	873,389
15,400	Horiba Ltd.	1,435,987
493,900	Japan Airlines Co. Ltd.	8,906,262
3,669	Japan Metropolitan Fund Invest REIT	2,836,506
442,200	Japan Post Bank Co. Ltd.	4,960,057
152,800	Japan Post Insurance Co. Ltd.	3,959,479
108,800	Kandenko Co. Ltd.	3,331,340
101,800	KDDI Corp.	1,626,566
2,149	KDX Realty Investment Corp. REIT	2,377,006
21,300	Kewpie Corp.	590,657
72,200	Kinden Corp.	2,895,405
173,100	Kuraray Co. Ltd.	1,879,262
136,800	Kyowa Kirin Co. Ltd.	2,115,203
115,200	Kyushu Railway Co.	2,921,596
39,200	MatsukiyoCocokara & Co.	710,564
57,000	McDonald's Holdings Co. Japan Ltd.	2,231,086
426,600	Mebuki Financial Group, Inc.	2,663,637
92,450	Medipal Holdings Corp.	1,506,277
95,232	MEIJI Holdings Co. Ltd.	1,831,634
127,600	Mitsubishi UFJ Financial Group, Inc.	1,929,882
104,300	Mizuho Financial Group, Inc.	3,486,032
94,785	NEC Corp.	3,456,572
167,400	NGK Insulators Ltd.	2,831,745
214,800	Nippon Express Holdings, Inc.	4,569,145
50,600	Nissan Chemical Corp.	1,713,545
124,600	Niterra Co. Ltd.	5,129,423
1,840	Nomura Real Estate Master Fund, Inc. REIT	1,963,558
1,194,300	NTT, Inc.	1,227,984
85,300	Obayashi Corp.	1,446,260
541,200	Oji Holdings Corp.	2,734,543
583,500	Ono Pharmaceutical Co. Ltd.	7,107,447
3,437	Orix J, Inc. REIT	2,326,955
84,146	Osaka Gas Co. Ltd.	2,648,014
108,400	Otsuka Corp.	2,146,117
140,100	Otsuka Holdings Co. Ltd.	7,615,445
1,463,300	Persol Holdings Co. Ltd.	2,430,680
213,400	Ricoh Co. Ltd.	1,834,031
181,300	Sankyo Co. Ltd.	3,149,846
36,800	Sankyu, Inc.	1,879,713
293,300	Santen Pharmaceutical Co. Ltd.	2,872,933
11,600	Sanwa Holdings Corp.	317,004
69,300	SCSK Corp.	2,551,039
48,400	Secom Co. Ltd.	1,637,787
27,200	Sega Sammy Holdings, Inc.	504,080
56,900	Seibu Holdings, Inc.	2,002,239
240,200	Seiko Epson Corp.	3,050,542
313,065	Sekisui Chemical Co. Ltd.	5,436,038
52,900	Shimamura Co. Ltd.	3,414,952
389,000	Shionogi & Co. Ltd.	6,514,686
156,000	Skylark Holdings Co. Ltd.	2,823,200
23,200	Sompo Holdings, Inc.	709,004
135,293	Subaru Corp.	2,883,171
58,400	Sumitomo Mitsui Financial Group, Inc.	1,578,132
94,500	Sumitomo Mitsui Trust Group, Inc.	2,595,369
25,400	Suntory Beverage & Food Ltd.	768,653
171,400	Takeda Pharmaceutical Co. Ltd.	4,620,585

6

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Japan - 19.2% - (continued)
121,900	TIS, Inc.	$4,205,631
13,396	Tokyo Gas Co. Ltd.	469,736
22,700	Tokyo Tatemono Co. Ltd.	424,000
215,900	Tosoh Corp.	3,083,185
205,900	Toyo Tire Corp.	5,646,863
1,668	United Urban Investment Corp. REIT	2,019,292
229,800	West Japan Railway Co.	4,715,185
69,200	Yamato Holdings Co. Ltd.	1,011,576
11,400	Yokogawa Electric Corp.	342,100
		242,720,522
	Netherlands - 2.8%
304,025	Koninklijke Ahold Delhaize NV	12,460,659
2,127,628	Koninklijke KPN NV	9,867,035
117,299	NN Group NV	8,039,251
42,883	Wolters Kluwer NV	5,258,903
		35,625,848
	New Zealand - 0.5%
398,833	Contact Energy Ltd.(1)	2,128,611
114,090	Fisher & Paykel Healthcare Corp. Ltd.(1)	2,423,879
328,686	Goodman Property Trust REIT	399,031
885,348	Spark New Zealand Ltd.	1,240,329
		6,191,850
	Norway - 2.2%
138,516	Aker BP ASA	3,599,489
495,802	Equinor ASA	11,859,709
34,203	Europris ASA(2)	295,140
171,882	Kitron ASA	1,282,708
477,307	Norsk Hydro ASA	3,233,645
282,717	Orkla ASA	2,869,940
19,688	SpareBank 1 Nord Norge	267,581
30,242	SpareBank 1 SMN	556,776
287,772	Telenor ASA	4,283,748
		28,248,736
	Singapore - 2.8%
573,000	CapitaLand Ascendas REIT*	1,241,584
1,077,700	CapitaLand Integrated Commercial Trust REIT*	1,962,541
64,409	DBS Group Holdings Ltd.	2,669,006
2,985,100	Genting Singapore Ltd.(1)	1,674,381
659,652	Oversea-Chinese Banking Corp. Ltd.	8,631,813
1,572,800	Singapore Airlines Ltd.(1)	8,012,343
683,400	Singapore Technologies Engineering Ltd.	4,458,155
245,600	United Overseas Bank Ltd.	6,542,666
		35,192,489
	Spain - 0.9%
33,280	Aena SME SA(2)	904,597
171,874	CaixaBank SA(1)	1,817,530
101,317	Iberdrola SA	2,054,052
303,241	Repsol SA	5,556,262
138,617	Telefonica SA(1)	701,884
		11,034,325
	Sweden - 2.9%
19,774	Atea ASA*	301,781
60,120	Axfood AB	1,640,356
98,828	Essity AB Class B	2,716,274
28,364	Evolution AB(2)	1,898,005
26,910	Loomis AB	1,088,590
215,097	Securitas AB Class B(1)	3,176,887
219,415	SKF AB Class B	5,663,068
283,438	SSAB AB Class A	1,801,701
116,893	Tele2 AB Class B	1,852,679
1,048,117	Telefonaktiebolaget LM Ericsson Class B	10,577,783
1,164,110	Telia Co. AB(1)	4,571,822
54,081	Volvo AB Class B	1,492,676
		36,781,622
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Switzerland - 2.7%
1,056	Geberit AG	$772,185
33,503	Logitech International SA(1)	4,039,122
140,315	Sandoz Group AG	9,351,420
6,444	Schindler Holding AG	2,179,441
27,094	SGS SA	3,058,559
13,559	Swisscom AG	9,957,061
7,865	Zurich Insurance Group AG	5,476,842
		34,834,630
	United Kingdom - 7.5%
106,775	AstraZeneca PLC ADR	8,798,260
135,780	Aviva PLC	1,192,746
303,151	BAE Systems PLC	7,452,097
207,346	Beazley PLC	2,534,882
119,284	British American Tobacco PLC ADR	6,106,148
82,149	Bunzl PLC	2,495,375
5,518,667	Centrica PLC	13,000,504
232,500	CK Hutchison Holdings Ltd.	1,540,587
38,031	Coca-Cola Europacific Partners PLC	3,378,294
75,293	Compass Group PLC	2,493,866
657,191	HSBC Holdings PLC	9,181,930
181,008	Imperial Brands PLC	7,193,974
380,214	NatWest Group PLC	2,917,338
24,125	Next PLC	4,532,618
212,536	Pearson PLC	2,959,948
62,038	RELX PLC	2,736,244
35,440	Sage Group PLC	535,240
299,871	Smith & Nephew PLC	5,535,496
28,283	Smiths Group PLC	935,679
22,548	Standard Chartered PLC	461,997
939,059	Tesco PLC	5,667,997
43,307	Unilever PLC	2,611,090
		94,262,310
	United States - 6.2%
5,540	AP Moller - Maersk AS Class B	11,436,143
18,588	BP PLC ADR	652,996
15,552	CSL Ltd.	1,817,329
307,696	GSK PLC ADR(1)	14,418,635
1,009,570	Haleon PLC	4,696,865
5,879	Holcim AG*	522,464
27,426	Nestle SA	2,626,610
96,526	Novartis AG	11,936,638
37,285	Roche Holding AG	12,025,022
90,579	Sanofi SA	9,158,254
116,343	Shell PLC	4,352,610
27,699	Swiss Re AG	5,058,453
		78,702,019
	Total Common Stocks (cost $1,038,159,876)	$1,249,283,470
PREFERRED STOCKS - 0.4%
	Germany - 0.4%
19,841	Henkel AG & Co. KGaA (Preference Shares)(3)	$1,608,988
29,502	Volkswagen AG (Preference Shares)(3)	3,072,100
	Total Preferred Stocks (cost $5,034,119)	$4,681,088

7

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
1,030	Constellation Software, Inc. Expires 03/31/2040*(4)(5)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $1,043,193,995)		$1,253,964,558
SHORT-TERM INVESTMENTS - 1.4%
	Securities Lending Collateral - 1.4%
17,477,985	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(6)		$17,477,985
	Total Short-Term Investments (cost $17,477,985)		$17,477,985
	Total Investments (cost $1,060,671,980)	100.6%	$1,271,442,543
	Other Assets and Liabilities	(0.6)%	(7,493,874)
	Net Assets	100.0%	$1,263,948,669
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$9,434,348, representing 0.7% of net assets.

(3)	Currently no rate available.
(4)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	1,030	$—	$—

(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	40	12/19/2025	$5,614,200	$35,622
Total futures contracts				$35,622
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,249,283,470	$1,249,283,470	$—	$—
Preferred Stocks	4,681,088	4,681,088	—	—
Warrants	—	—	—	—
Short-Term Investments	17,477,985	17,477,985	—	—
Futures Contracts(2)	35,622	35,622	—	—
Total	$1,271,478,165	$1,271,478,165	$—	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended October 31, 2025 is not presented.

8

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Brazil - 4.1%
50,703	Ambev SA	$119,669
22,128	Banco Bradesco SA ADR	74,793
12,443	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	304,608
37,909	Itau Unibanco Holding SA ADR	279,010
78,923	Lojas Renner SA	217,490
38,675	Telefonica Brasil SA	230,104
70,380	TIM SA	317,453
20,306	TOTVS SA	167,308
17,600	Vale SA ADR	212,784
29,029	Vibra Energia SA	128,295
		2,051,514
	Chile - 0.7%
918,037	Banco de Chile	161,174
17,707	Cencosud SA	54,935
9,288	Empresas Copec SA	66,434
14,391	Falabella SA	90,348
		372,891
	China - 21.3%
31,000	3SBio, Inc.*(1)	122,848
545,000	Agricultural Bank of China Ltd. Class H	415,121
10,300	Alibaba Group Holding Ltd.	218,796
238,000	Aluminum Corp. of China Ltd. Class H	302,545
8,000	ANTA Sports Products Ltd.	83,374
704,000	Bank of China Ltd. Class H	398,549
131,000	Bank of Communications Co. Ltd. Class H	116,299
16,000	BYD Co. Ltd. Class H	207,097
119,000	China CITIC Bank Corp. Ltd. Class H	113,454
451,000	China Construction Bank Corp. Class H	446,810
496,000	China Energy Engineering Corp. Ltd. Class H	74,028
33,000	China Everbright Bank Co. Ltd. Class H	13,544
108,000	China Hongqiao Group Ltd.	410,200
65,000	China Life Insurance Co. Ltd. Class H	205,064
52,000	China Merchants Bank Co. Ltd. Class H	325,427
66,000	China Minsheng Banking Corp. Ltd. Class H	33,797
47,500	China Overseas Land & Investment Ltd.	79,633
136,000	China Petroleum & Chemical Corp. Class H	72,268
38,000	China Resources Land Ltd.	137,192
38,000	China Shenhua Energy Co. Ltd. Class H	197,818
50,000	China State Construction International Holdings Ltd.	56,869
213,000	China Zheshang Bank Co. Ltd. Class H	69,336
113,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	92,904
113,000	Chow Tai Fook Jewellery Group Ltd.(2)	221,284
69,000	CITIC Ltd.	106,711
39,000	CMOC Group Ltd. Class H	84,401
205,500	COSCO SHIPPING Holdings Co. Ltd. Class H(2)	356,681
330,000	CSPC Pharmaceutical Group Ltd.	324,812
14,300	ENN Energy Holdings Ltd.	124,469
8,400	Fuyao Glass Industry Group Co. Ltd. Class H(1)	74,952
29,000	Geely Automobile Holdings Ltd.	68,655
22,000	Haidilao International Holding Ltd.(1)(2)	36,232
67,800	Haier Smart Home Co. Ltd. Class H	220,179
20,000	Hansoh Pharmaceutical Group Co. Ltd.(1)	91,711
216,000	Huaneng Power International, Inc. Class H	178,421
623,000	Industrial & Commercial Bank of China Ltd. Class H	482,548
37,000	Jiangxi Copper Co. Ltd. Class H	154,528
4,000	Kingdee International Software Group Co. Ltd.*	7,545
88,000	Kunlun Energy Co. Ltd.	80,842
238,000	Lenovo Group Ltd.	347,865
35,000	Li Ning Co. Ltd.	76,015
6,300	Meituan Class B*(1)	82,679
13,280	NetEase, Inc.	370,778
5,200	Nongfu Spring Co. Ltd. Class H(1)	34,523
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	China - 21.3% - (continued)
465,000	People's Insurance Co. Group of China Ltd. Class H	$417,604
376,000	PetroChina Co. Ltd. Class H	387,988
94,000	PICC Property & Casualty Co. Ltd. Class H	222,053
16,500	Ping An Insurance Group Co. of China Ltd. Class H	119,204
460,000	Postal Savings Bank of China Co. Ltd. Class H(1)	324,335
117,000	Sino Biopharmaceutical Ltd.	106,429
79,200	Sinopharm Group Co. Ltd. Class H	197,383
2,200	Tencent Holdings Ltd.	178,045
146,000	Tingyi Cayman Islands Holding Corp.	200,247
32,000	Tongcheng Travel Holdings Ltd.(3)	88,109
319,000	Want Want China Holdings Ltd.	206,039
92,000	Weichai Power Co. Ltd. Class H	189,985
2,100	WuXi AppTec Co. Ltd. Class H(1)	29,343
44,200	Xiaomi Corp. Class B*(1)	245,676
2,800	Zhuzhou CRRC Times Electric Co. Ltd. Class H	14,273
35,000	ZTE Corp. Class H(2)	148,156
		10,793,673
	India - 17.6%
657	Apollo Hospitals Enterprise Ltd.	56,847
6,672	Axis Bank Ltd.	92,657
1,970	Bajaj Finance Ltd.	23,142
90,490	Bank of Baroda	283,790
40,739	Bharat Electronics Ltd.	195,546
52,861	Bharat Petroleum Corp. Ltd.	212,465
12,300	Bharti Airtel Ltd.	284,668
249,036	Canara Bank	384,307
6,608	Cipla Ltd.	111,755
35,597	Coal India Ltd.	155,847
11,000	Coforge Ltd.	220,331
2,454	Coromandel International Ltd.	58,733
1,371	Divi's Laboratories Ltd.	104,063
10,145	Dr. Reddy's Laboratories Ltd. ADR	134,827
34,409	Embassy Office Parks REIT	166,267
39,662	Eternal Ltd.*	141,967
9,274	Federal Bank Ltd.	24,719
8,744	Fortis Healthcare Ltd.	100,771
36,065	GAIL India Ltd.	74,250
5,534	Glenmark Pharmaceuticals Ltd.	117,897
12,883	HCL Technologies Ltd.	223,711
16,316	HDFC Bank Ltd.	181,464
1,306	Hero MotoCorp Ltd.	81,563
4,919	Hindalco Industries Ltd.	46,981
7,197	Hindustan Petroleum Corp. Ltd.	38,591
5,092	Hindustan Unilever Ltd.	141,423
6,733	ICICI Bank Ltd. ADR	204,010
22,073	Infosys Ltd. ADR(2)	365,750
463	JK Cement Ltd.	32,410
5,864	Kotak Mahindra Bank Ltd.	138,866
7,726	Krishna Institute of Medical Sciences Ltd.*(1)	62,755
2,445	Larsen & Toubro Ltd.	111,022
4,634	Laurus Labs Ltd.(1)	49,782
1,831	LTIMindtree Ltd.(1)	117,249
1,290	Lupin Ltd.	28,533
7,233	Mahindra & Mahindra Ltd.	284,134
1,527	Maruti Suzuki India Ltd.	278,424
4,341	Max Healthcare Institute Ltd.	56,128
3,438	Mphasis Ltd.	107,062
43	MRF Ltd.	76,299
63,011	National Aluminium Co. Ltd.	166,196
76,510	NMDC Ltd.	65,322
44,506	NTPC Ltd.	168,932
12,008	Oil & Natural Gas Corp. Ltd.	34,544
104	Oracle Financial Services Software Ltd.	9,976

9

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	India - 17.6% - (continued)
111	Page Industries Ltd.	$51,517
423	Persistent Systems Ltd.	28,193
8,805	Petronet LNG Ltd.	27,896
16,260	Power Grid Corp. of India Ltd.	52,780
131,739	Punjab National Bank	182,372
113,937	Redington Ltd.	325,686
2,106	Reliance Industries Ltd.	35,263
25,582	Samvardhana Motherson International Ltd.	30,371
38,144	State Bank of India	402,618
14,348	Sun Pharmaceutical Industries Ltd.	273,266
9,738	Tata Consultancy Services Ltd.	335,455
13,800	Tata Motors Ltd.*(4)	40,535
16,105	Tata Motors Passenger Vehicles Ltd.	74,383
12,030	Tech Mahindra Ltd.	193,030
3,068	Torrent Pharmaceuticals Ltd.	123,040
1,263	UltraTech Cement Ltd.	169,977
133,964	Union Bank of India Ltd.	224,357
31,588	Vedanta Ltd.	175,623
52,661	Wipro Ltd. ADR(2)	138,498
2,276	Zydus Lifesciences Ltd.	24,984
		8,925,820
	Indonesia - 3.1%
868,800	Aneka Tambang Tbk. PT	161,953
715,200	Astra International Tbk. PT	264,491
37,000	Bank Negara Indonesia Persero Tbk. PT	9,745
551,800	Bank Rakyat Indonesia Persero Tbk. PT	132,060
366,200	Indofood Sukses Makmur Tbk. PT	162,951
1,609,700	Kalbe Farma Tbk. PT	123,414
2,795,900	Perusahaan Gas Negara Tbk. PT	292,536
1,154,400	Telkom Indonesia Persero Tbk. PT	222,828
112,900	United Tractors Tbk. PT	182,622
		1,552,600
	Malaysia - 3.3%
44,300	Alliance Bank Malaysia Bhd.	46,542
253,900	Axiata Group Bhd.	152,170
66,846	CIMB Group Holdings Bhd.	116,518
77,359	Gamuda Bhd.	93,097
239,100	IGB Real Estate Investment Trust REIT	153,577
28,800	IHH Healthcare Bhd.	56,733
193,600	KPJ Healthcare Bhd.	131,286
83,044	Malayan Banking Bhd.	195,713
3,700	Petronas Gas Bhd.	16,344
27,200	Press Metal Aluminium Holdings Bhd.	41,112
101,300	Public Bank Bhd.	102,074
56,894	RHB Bank Bhd.	91,970
94,200	Telekom Malaysia Bhd.	164,198
80,400	Tenaga Nasional Bhd.	254,946
11,500	United Plantations Bhd.	68,099
		1,684,379
	Mexico - 2.9%
351,965	America Movil SAB de CV Series B	402,024
6,914	Arca Continental SAB de CV	67,062
50,065	Fibra Uno Administracion SA de CV REIT	72,757
1,428	Fomento Economico Mexicano SAB de CV ADR	134,746
2,171	Grupo Aeroportuario del Centro Norte SAB de CV	26,792
30,310	Grupo Financiero Banorte SAB de CV Class O	285,675
38,499	Grupo Mexico SAB de CV Series B	333,327
23,105	Kimberly-Clark de Mexico SAB de CV Class A	44,786
18,473	Prologis Property Mexico SA de CV REIT	73,876
		1,441,045
	Philippines - 1.6%
46,450	Bank of the Philippine Islands	83,192
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Philippines - 1.6% - (continued)
75,250	BDO Unibank, Inc.	$170,703
36,570	International Container Terminal Services, Inc.	329,347
16,520	Manila Electric Co.	164,218
19,570	Metropolitan Bank & Trust Co.	22,945
2,985	PLDT, Inc.	56,809
		827,214
	Poland - 2.5%
5,279	Asseco Poland SA	307,298
765	Bank Polska Kasa Opieki SA	39,276
4	LPP SA	19,436
14,488	ORLEN SA	392,864
8,818	Powszechna Kasa Oszczednosci Bank Polski SA	180,901
20,955	Powszechny Zaklad Ubezpieczen SA	335,394
		1,275,169
	Russia - 0.0%
70,980	Gazprom PJSC*(4)	—
3,097	Gazprom PJSC ADR*(4)	—
38,700	GMK Norilskiy Nickel PAO*(4)	—
310	LUKOIL PJSC*(4)	—
87	LUKOIL PJSC ADR*(4)	—
7	MMC Norilsk Nickel PJSC ADR*(4)	—
64,472	Sberbank of Russia PJSC*(4)	—
		—
	Saudi Arabia - 5.4%
5,900	Al Rajhi Bank	166,295
31,207	Arab National Bank	201,714
873	Arabian Internet & Communications Services Co.	58,617
21,361	Banque Saudi Fransi	101,560
12,062	Dar Al Arkan Real Estate Development Co.*	55,354
187	Elm Co.	47,197
16,525	Etihad Etisalat Co.	298,540
65,539	Jarir Marketing Co.	248,164
19,753	Riyad Bank	143,164
3,592	SABIC Agri-Nutrients Co.	117,430
56,649	Saudi Arabian Oil Co.(1)	391,240
3,934	Saudi Electricity Co.	16,816
56,754	Saudi Investment Bank	208,090
31,934	Saudi National Bank	339,594
29,454	Saudi Telecom Co.	354,847
		2,748,622
	South Africa - 2.0%
35,705	FirstRand Ltd.	169,394
9,189	Gold Fields Ltd. ADR	352,949
4,892	Harmony Gold Mining Co. Ltd. ADR	80,767
9,459	MTN Group Ltd.	94,374
15,406	Standard Bank Group Ltd.	226,266
11,064	Vodacom Group Ltd.	89,393
		1,013,143
	South Korea - 11.3%
8,925	BNK Financial Group, Inc.	86,509
5,195	Coway Co. Ltd.	325,246
1,663	DB Insurance Co. Ltd.	148,004
219	Hana Financial Group, Inc.	13,142
979	HD Hyundai Co. Ltd.	140,863
200	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	66,538
4,285	HMM Co. Ltd.	61,805
1,546	Hyundai Glovis Co. Ltd.	204,867
1,149	Hyundai Mobis Co. Ltd.	254,841
1,192	Hyundai Motor Co.	242,625
344	Industrial Bank of Korea	4,667
3,078	KB Financial Group, Inc.	251,900

10

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	South Korea - 11.3% - (continued)
5,104	Kia Corp.	$429,528
5,842	Korea Electric Power Corp.	174,471
1,942	KT&G Corp.	182,921
150	PharmaResearch Co. Ltd.	56,957
59	Samsung C&T Corp.	9,359
7,368	Samsung E&A Co. Ltd.	134,199
1,690	Samsung Electro-Mechanics Co. Ltd.	290,612
9,126	Samsung Electronics Co. Ltd.	688,574
791	Samsung Fire & Marine Insurance Co. Ltd.	245,114
254	Samsung Life Insurance Co. Ltd.	27,508
3,554	Samsung SDS Co. Ltd.	456,489
231	Samsung Securities Co. Ltd.	12,533
41	Samyang Foods Co. Ltd.	38,791
2,397	SK Hynix, Inc.	940,462
658	SK Square Co. Ltd.*	120,077
8,105	Woori Financial Group, Inc.	144,493
		5,753,095
	Taiwan - 16.0%
7,000	Accton Technology Corp.	245,926
4,000	Advantech Co. Ltd.	40,792
46,000	ASE Technology Holding Co. Ltd.	370,352
15,000	Asustek Computer, Inc.	340,100
26,000	Catcher Technology Co. Ltd.	167,887
8,000	Cathay Financial Holding Co. Ltd.	16,655
76,000	Chang Hwa Commercial Bank Ltd.	48,951
12,000	Chroma ATE, Inc.	319,703
36,000	Chunghwa Telecom Co. Ltd.	153,411
163,000	Compal Electronics, Inc.	175,243
72,000	CTBC Financial Holding Co. Ltd.	98,019
14,000	Delta Electronics, Inc.	453,141
7,000	Elite Material Co. Ltd.	309,684
31,000	Evergreen Marine Corp. Taiwan Ltd.	195,130
24,000	Far EasTone Telecommunications Co. Ltd.	72,216
3,075	Fubon Financial Holding Co. Ltd.	9,123
13,000	Gigabyte Technology Co. Ltd.	118,620
8,000	Gold Circuit Electronics Ltd.	121,141
44,224	Hon Hai Precision Industry Co. Ltd.	370,440
11,000	Inventec Corp.	16,424
950	KGI Financial Holding Co. Ltd.	491
28,000	King Yuan Electronics Co. Ltd.	197,651
1,500	Largan Precision Co. Ltd.	108,080
52,245	Lite-On Technology Corp.	305,064
2,000	Lotes Co. Ltd.	89,782
5,000	MediaTek, Inc.	213,071
16,000	Novatek Microelectronics Corp.	204,548
87,000	Pegatron Corp.	209,993
24,000	President Chain Store Corp.	186,201
22,000	Quanta Computer, Inc.	215,055
17,000	Realtek Semiconductor Corp.	284,799
32,000	Taiwan Mobile Co. Ltd.	113,985
1,983	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	595,753
40,000	Tripod Technology Corp.	444,358
70,000	Uni-President Enterprises Corp.	179,207
2,000	United Integrated Services Co. Ltd.	56,081
265,000	United Microelectronics Corp.	399,987
55,686	Wistron Corp.	272,624
2,000	Wiwynn Corp.	283,986
11,000	WPG Holdings Ltd.	21,577
5,776	Yageo Corp.	46,785
28,000	Yang Ming Marine Transport Corp.	52,373
		8,124,409
	Thailand - 3.3%
39,289	Advanced Info Service PCL NVDR	366,948
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.1% - (continued)
	Thailand - 3.3% - (continued)
180,400	Bangkok Dusit Medical Services PCL NVDR		$105,445
60,500	Delta Electronics Thailand PCL NVDR		406,015
37,800	Kasikornbank PCL NVDR		218,021
116,400	Krung Thai Bank PCL NVDR		98,095
4,500	PTT Exploration & Production PCL NVDR		14,891
262,400	PTT PCL NVDR		249,538
33,700	SCB X PCL NVDR		136,530
1,247,600	TMBThanachart Bank PCL NVDR		71,379
			1,666,862
	Turkey - 2.4%
88,193	Akbank TAS		127,525
40,174	Aselsan Elektronik Sanayi Ve Ticaret AS		194,527
12,403	BIM Birlesik Magazalar AS		158,991
48,421	Ford Otomotiv Sanayi AS		114,293
7,025	KOC Holding AS		28,670
279,997	Mavi Giyim Sanayi Ve Ticaret AS Class B(1)		268,359
1,685	Migros Ticaret AS		18,173
3,253	Turk Hava Yollari AO		22,552
63,735	Turkiye Petrol Rafinerileri AS		299,517
			1,232,607
	United Kingdom - 0.6%
4,621	Anglogold Ashanti PLC		314,228
	Total Common Stocks (cost $40,556,019)		$49,777,271
PREFERRED STOCKS - 1.8%
	Brazil - 0.7%
43,971	Cia Energetica de Minas Gerais (Preference Shares)(5)		$92,594
20,848	Itausa SA (Preference Shares)(5)		45,101
44,067	Petroleo Brasileiro SA - Petrobras (Preference Shares)(5)		243,446
			381,141
	Chile - 0.4%
42,305	Embotelladora Andina SA (Preference Shares)(5)		190,474
	Colombia - 0.7%
23,546	Grupo Cibest SA (Preference Shares)(5)		343,377
	Total Preferred Stocks (cost $711,309)		$914,992
	Total Long-Term Investments (cost $41,267,328)		$50,692,263
SHORT-TERM INVESTMENTS - 0.8%
	Securities Lending Collateral - 0.8%
406,875	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(6)		$406,875
	Total Short-Term Investments (cost $406,875)		$406,875
	Total Investments (cost $41,674,203)	100.7%	$51,099,138
	Other Assets and Liabilities	(0.7)%	(357,534)
	Net Assets	100.0%	$50,741,604
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

11

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$1,931,684, representing 3.8% of net assets.

(2)	Represents entire or partial securities on loan.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of this security was $88,109, representing 0.2% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	3	12/19/2025	$211,140	$9,249
Total futures contracts				$9,249
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$49,777,271	$49,736,736	$—	$40,535
Preferred Stocks	914,992	914,992	—	—
Short-Term Investments	406,875	406,875	—	—
Futures Contracts(2)	9,249	9,249	—	—
Total	$51,108,387	$51,067,852	$—	$40,535

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended October 31, 2025 is not presented.

12

Hartford Multifactor Small Cap ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 3.2%
22,568	Garrett Motion, Inc.	$382,302
1,263	Patrick Industries, Inc.	131,819
3,682	Phinia, Inc.	191,133
5,325	Standard Motor Products, Inc.	197,717
1,637	Strattec Security Corp.*	100,446
536	Visteon Corp.	57,438
		1,060,855
	Banks - 9.8%
1,669	Arrow Financial Corp.	46,548
146	Bank7 Corp.	6,060
1,266	Banner Corp.	76,454
306	Business First Bancshares, Inc.	7,503
1,598	Capital City Bank Group, Inc.	62,162
1,950	Cathay General Bancorp	88,627
3,310	Central Pacific Financial Corp.	94,368
61	City Holding Co.	7,191
3,225	CNB Financial Corp.	79,335
1,268	Community Trust Bancorp, Inc.	64,915
189	Customers Bancorp, Inc.*	12,686
1,102	Enterprise Financial Services Corp.	57,712
4,682	First BanCorp	91,252
125	First Bancorp/Southern Pines NC	6,067
547	First Commonwealth Financial Corp.	8,364
236	First Community Corp.	6,327
3,311	First Financial Bancorp	77,510
1,719	First Financial Corp.	91,657
2,408	First Hawaiian, Inc.	59,068
1,621	First Merchants Corp.	57,513
4,762	Fulton Financial Corp.	82,716
5,916	Hanmi Financial Corp.	156,182
20,091	Heritage Commerce Corp.	208,946
972	Hilltop Holdings, Inc.	31,396
233	HomeTrust Bancshares, Inc.	9,159
19,624	Hope Bancorp, Inc.	205,856
1,067	Independent Bank Corp.	32,245
1,414	International Bancshares Corp.	93,861
1,302	National Bank Holdings Corp. Class A	46,429
649	NBT Bancorp, Inc.	26,265
4,512	Northwest Bancshares, Inc.	52,836
4,298	OFG Bancorp	166,161
3,288	Peoples Bancorp, Inc.	94,037
2,607	Preferred Bank	235,282
2,701	Renasant Corp.	90,835
2,752	S&T Bancorp, Inc.	100,833
6,153	Shore Bancshares, Inc.	96,048
774	Simmons First National Corp. Class A	13,452
1,178	South Plains Financial, Inc.	42,997
1,683	Stellar Bancorp, Inc.	49,531
189	Third Coast Bancshares, Inc.*	6,946
3,917	Towne Bank	127,342
768	TriCo Bancshares	33,969
4,343	TrustCo Bank Corp.	163,775
2,775	Univest Financial Corp.	81,474
257	WaFd, Inc.	7,461
		3,257,353
	Capital Goods - 9.2%
91	Alamo Group, Inc.	16,263
2,626	Apogee Enterprises, Inc.	96,138
1,104	Argan, Inc.	338,056
358	Atkore, Inc.	24,791
4,535	Atmus Filtration Technologies, Inc.	206,252
808	Blue Bird Corp.*	40,368
4,245	DNOW, Inc.*	62,401
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Capital Goods - 9.2% - (continued)
392	Douglas Dynamics, Inc.	$11,850
1,145	DXP Enterprises, Inc.*	136,999
282	EnerSys	35,577
3,318	Global Industrial Co.	94,298
707	Greenbrier Cos., Inc.	29,531
4,407	Hyster-Yale, Inc.	158,388
714	IES Holdings, Inc.*	279,802
8,097	Innovative Solutions & Support, Inc.*	76,112
4,155	Karat Packaging, Inc.	99,803
3,797	Kennametal, Inc.	83,344
1,786	LSI Industries, Inc.	40,882
2,411	Luxfer Holdings PLC	29,414
506	McGrath RentCorp	54,365
2,953	Miller Industries, Inc.	118,533
3,108	MRC Global, Inc.*	43,357
1,997	MSC Industrial Direct Co., Inc. Class A	169,565
760	Preformed Line Products Co.(1)	161,204
5,742	REV Group, Inc.	294,392
5,504	Rush Enterprises, Inc. Class A	271,953
1,044	Tennant Co.	83,520
		3,057,158
	Commercial & Professional Services - 7.1%
3,439	Barrett Business Services, Inc.	139,176
2,891	Brady Corp. Class A	219,456
4,301	Civeo Corp.(1)	89,375
3,128	Concentrix Corp.(1)	126,090
1,785	CSG Systems International, Inc.	139,712
7,577	Deluxe Corp.(1)	137,219
12,474	Ennis, Inc.	204,574
1,218	Heidrick & Struggles International, Inc.	71,095
6,157	HNI Corp.	251,944
7,910	IBEX Holdings Ltd.*	295,597
657	ICF International, Inc.	52,744
3,320	Interface, Inc.	82,668
1,725	Kforce, Inc.	43,642
857	Korn Ferry	55,448
470	ManpowerGroup, Inc.(1)	14,410
2,961	Pitney Bowes, Inc.	29,255
2,029	Robert Half, Inc.	53,140
19,947	Steelcase, Inc. Class A	318,354
321	UniFirst Corp.	49,546
		2,373,445
	Consumer Discretionary Distribution & Retail - 6.0%
1,416	Academy Sports & Outdoors, Inc.	67,812
4,325	American Eagle Outfitters, Inc.	72,271
5,926	Buckle, Inc.	324,745
3,955	Build-A-Bear Workshop, Inc.(1)	214,440
629	Dillard's, Inc. Class A(1)	377,450
5,135	Haverty Furniture Cos., Inc.	111,994
6,005	J Jill, Inc.	90,495
1,769	Kohl's Corp.	28,782
23,364	Macy's, Inc.	455,364
168	Penske Automotive Group, Inc.	26,892
438	Shoe Carnival, Inc.	8,029
720	Signet Jewelers Ltd.	71,172
444	Sonic Automotive, Inc. Class A	28,207
6,875	Upbound Group, Inc.	133,238
		2,010,891
	Consumer Durables & Apparel - 3.1%
1,553	Acushnet Holdings Corp.(1)	120,093
3,958	Carter's, Inc.	124,281
601	Columbia Sportswear Co.	29,828

13

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Durables & Apparel - 3.1% - (continued)
13,410	Cricut, Inc. Class A	$71,207
7,210	Ethan Allen Interiors, Inc.	174,266
322	G-III Apparel Group Ltd.*	8,646
1,126	JAKKS Pacific, Inc.	19,142
4,991	La-Z-Boy, Inc.	158,215
4,581	Levi Strauss & Co. Class A	92,903
1,878	Movado Group, Inc.	34,198
1,661	Oxford Industries, Inc.	61,208
2,043	Smith & Wesson Brands, Inc.	19,582
1,954	Steven Madden Ltd.	66,260
1,329	Sturm Ruger & Co., Inc.	56,363
		1,036,192
	Consumer Services - 2.3%
12,090	ADT, Inc.	106,876
37	Graham Holdings Co. Class B	37,449
5,632	Laureate Education, Inc.*	163,497
204	Nathan's Famous, Inc.	21,589
10,227	Perdoceo Education Corp.	324,809
410	Strategic Education, Inc.	31,152
1,103	Travel & Leisure Co.	69,246
		754,618
	Consumer Staples Distribution & Retail - 2.1%
2,711	Ingles Markets, Inc. Class A	187,330
1,711	PriceSmart, Inc.	196,662
3,245	Village Super Market, Inc. Class A	101,796
3,533	Weis Markets, Inc.	223,780
		709,568
	Energy - 3.6%
3,890	California Resources Corp.	183,491
4,330	Energy Services of America Corp.(1)	47,457
10,684	Granite Ridge Resources, Inc.	56,412
2,928	International Seaways, Inc.	150,001
7,834	Liberty Energy, Inc.	141,874
908	Noble Corp. PLC	26,650
2,617	Northern Oil & Gas, Inc.	57,914
4,734	Peabody Energy Corp.	129,806
850	PrimeEnergy Resources Corp.*(1)	114,954
4,330	Ranger Energy Services, Inc. Class A	59,494
850	Riley Exploration Permian, Inc.	22,117
36,461	VAALCO Energy, Inc.	143,292
1,970	World Kinect Corp.	50,925
		1,184,387
	Equity Real Estate Investment Trusts (REITs) - 4.9%
3,584	Alexander & Baldwin, Inc. REIT	57,236
888	American Assets Trust, Inc. REIT	16,970
14,995	Apple Hospitality, Inc. REIT	167,794
5,200	Broadstone Net Lease, Inc. REIT	93,184
710	COPT Defense Properties REIT	20,001
2,734	CTO Realty Growth, Inc. REIT	45,603
5,677	Farmland Partners, Inc. REIT(1)	56,940
326	Four Corners Property Trust, Inc. REIT	7,707
3,059	Getty Realty Corp. REIT	83,908
1,938	Highwoods Properties, Inc. REIT	55,485
1,140	Innovative Industrial Properties, Inc. REIT	57,171
2,096	JBG SMITH Properties REIT(1)	40,851
4,419	LTC Properties, Inc. REIT	155,019
1,711	LXP Industrial Trust REIT	16,237
904	National Health Investors, Inc. REIT	67,357
3,266	NETST Corp. REIT(1)	60,813
800	One Liberty Properties, Inc. REIT	16,072
8,192	Outfront Media, Inc. REIT	144,917
12,718	Park Hotels & Resorts, Inc. REIT	130,868
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 4.9% - (continued)
4,562	Rayonier, Inc. REIT	$100,683
5,379	RLJ Lodging Trust REIT	36,577
3,553	SITE Centers Corp. REIT(1)	26,044
7,143	Sunstone Hotel Investors, Inc. REIT	63,216
4,326	Urban Edge Properties REIT	83,189
1,784	Whitestone REIT	22,371
		1,626,213
	Financial Services - 2.0%
2,521	Bread Financial Holdings, Inc.	157,941
5,339	Chicago Atlantic Real Estate Finance, Inc. REIT	68,659
2,996	Enact Holdings, Inc.	107,017
5	Euronet Worldwide, Inc.*	379
5,999	EZCORP, Inc. Class A*	109,482
3,064	Federated Hermes, Inc.	148,543
883	Oppenheimer Holdings, Inc. Class A	61,598
		653,619
	Food, Beverage & Tobacco - 1.9%
10,590	Flowers Foods, Inc.	126,339
3,797	Fresh Del Monte Produce, Inc.	134,224
1,033	John B Sanfilippo & Son, Inc.	64,852
2,912	Pilgrim's Pride Corp.	110,947
3,874	Universal Corp.	196,334
		632,696
	Health Care Equipment & Services - 8.5%
1,007	Acadia Healthcare Co., Inc.*	21,651
1,337	Addus HomeCare Corp.*	156,282
8,517	BrightSpring Health Services, Inc.*	281,487
4,782	Concentra Group Holdings Parent, Inc.	95,257
1,638	CONMED Corp.	72,072
617	CorVel Corp.*	45,627
3,228	DocGo, Inc.*	3,519
3,931	Electromed, Inc.*	94,580
16,792	Embecta Corp.	224,005
3,416	Haemonetics Corp.*	170,834
4,855	HealthStream, Inc.	119,433
1,618	iRadimed Corp.	124,279
1,194	LeMaitre Vascular, Inc.	103,412
2,541	National HealthCare Corp.	303,497
5,929	National Research Corp.	79,211
2,721	Pediatrix Medical Group, Inc.*	46,175
12,977	Premier, Inc. Class A	364,913
3,211	Pro-Dex, Inc.*(1)	116,367
8,451	Select Medical Holdings Corp.	116,877
12,108	Tactile Systems Technology, Inc.*	182,468
2,492	TruBridge, Inc.*(1)	47,896
9,771	Viemed Healthcare, Inc.*	63,121
		2,832,963
	Household & Personal Products - 0.4%
504	Lifevantage Corp.	4,128
2,065	Oil-Dri Corp. of America	114,380
		118,508
	Insurance - 5.2%
511	Assured Guaranty Ltd.	41,176
4,308	CNO Financial Group, Inc.	172,406
8,826	Donegal Group, Inc. Class A(1)	165,488
4,543	Employers Holdings, Inc.	173,225
11,384	Genworth Financial, Inc.*	96,081
1,359	Greenlight Capital Re Ltd. Class A*	16,471
4,157	Hamilton Insurance Group Ltd. Class B*	98,396
248	HCI Group, Inc.	50,594
1,932	Horace Mann Educators Corp.	86,380

14

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 5.2% - (continued)
709	Kemper Corp.	$31,898
2,337	Mercury General Corp.	180,650
303	ProAssurance Corp.*	7,257
1,047	Safety Insurance Group, Inc.	71,960
8,041	SiriusPoint Ltd.*	146,346
50	Stewart Information Services Corp.	3,414
6,582	United Fire Group, Inc.	198,974
6,418	Universal Insurance Holdings, Inc.	197,803
		1,738,519
	Materials - 2.4%
411	Cabot Corp.	27,734
3,502	Greif, Inc. Class A	199,229
449	Hawkins, Inc.	63,691
1,165	Idaho Strategic Resources, Inc.*	38,515
695	Myers Industries, Inc.	12,044
1,131	Olympic Steel, Inc.	41,847
1,503	Ramaco Resources, Inc. Class A*(1)	45,631
1	Ramaco Resources, Inc. Class B	4
848	Sensient Technologies Corp.	79,958
17,156	SunCoke Energy, Inc.	137,419
3,500	Sylvamo Corp.	142,100
301	Warrior Met Coal, Inc.	20,420
		808,592
	Media & Entertainment - 2.6%
2,857	John Wiley & Sons, Inc. Class A	105,338
4,489	Scholastic Corp.	128,700
3,167	Shutterstock, Inc.	79,270
5,324	Sinclair, Inc.	72,726
15,794	TEGNA, Inc.	310,668
1,756	Travelzoo*(1)	14,785
5,128	Yelp, Inc.*	169,121
		880,608
	Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
10,009	ACADIA Pharmaceuticals, Inc.*	227,204
2,625	Amphastar Pharmaceuticals, Inc.*	66,937
580	Aurinia Pharmaceuticals, Inc.*	7,639
13,552	Catalyst Pharmaceuticals, Inc.*	288,251
5,739	Collegium Pharmaceutical, Inc.*	206,604
9,928	Exagen, Inc.*	115,860
9,079	Harmony Biosciences Holdings, Inc.*	259,387
12,002	Indivior PLC*	352,499
8,677	Innoviva, Inc.*	157,921
23,404	Organon & Co.	157,977
707	Pacira BioSciences, Inc.*	15,116
1,460	Perrigo Co. PLC	30,280
6,943	Phibro Animal Health Corp. Class A	292,023
961	Prestige Consumer Healthcare, Inc.*	58,237
1,045	Protagonist Therapeutics, Inc.*	82,158
6,450	PTC Therapeutics, Inc.*	440,599
15,098	Puma Biotechnology, Inc.*	77,000
21,521	SIGA Technologies, Inc.	178,194
7,445	Supernus Pharmaceuticals, Inc.*	410,443
		3,424,329
	Real Estate Management & Development - 0.4%
4,424	Five Point Holdings LLC Class A*	25,880
282	Forestar Group, Inc.*	7,335
6,798	RMR Group, Inc. Class A	105,165
		138,380
	Semiconductors & Semiconductor Equipment - 1.2%
8,892	Amkor Technology, Inc.	287,034
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Semiconductors & Semiconductor Equipment - 1.2% - (continued)
833	Axcelis Technologies, Inc.*	$66,273
2,541	Photronics, Inc.*	60,730
		414,037
	Software & Services - 2.5%
11,447	A10 Networks, Inc.	204,215
5,087	Adeia, Inc.	86,682
4,935	Clear Secure, Inc. Class A	150,369
5,358	Hackett Group, Inc.	97,033
3,544	OneSpan, Inc.	40,402
1,206	Progress Software Corp.*	51,424
19,113	Rimini Street, Inc.*	76,070
5,734	Teradata Corp.*	119,554
		825,749
	Technology Hardware & Equipment - 6.6%
1,405	Bel Fuse, Inc. Class B	216,356
4,317	Benchmark Electronics, Inc.	189,171
1,901	BK Technologies Corp.*	142,024
2,999	CompoSecure, Inc. Class A*	59,560
2,440	Crane NXT Co.	154,330
2,594	Diebold Nixdorf, Inc.*	153,435
2,330	ePlus, Inc.	170,463
7,556	Frequency Electronics, Inc.*(1)	277,456
24,629	Immersion Corp.	164,768
3,008	M-Tron Industries, Inc.*(1)	165,801
447	Napco Security Technologies, Inc.	19,735
771	OSI Systems, Inc.*	214,693
2,583	PC Connection, Inc.	157,485
557	Plexus Corp.*	77,924
647	ScanSource, Inc.*	27,760
479	Vishay Precision Group, Inc.*	17,943
		2,208,904
	Telecommunication Services - 1.1%
5,226	IDT Corp. Class B	264,749
7,566	Spok Holdings, Inc.(1)	108,118
		372,867
	Transportation - 1.0%
2,044	Covenant Logistics Group, Inc.	41,227
3,157	Genco Shipping & Trading Ltd.	53,795
1,197	Hub Group, Inc. Class A	44,086
782	Matson, Inc.	78,943
4,354	Schneider National, Inc. Class B	93,045
221	Werner Enterprises, Inc.	5,790
		316,886
	Utilities - 2.2%
607	ALLETE, Inc.	40,869
3,036	Avista Corp.	115,520
2,460	Consolidated Water Co. Ltd.	83,665
1,063	Genie Energy Ltd. Class B	15,998
10,722	MDU Resources Group, Inc.	205,648
594	Northwest Natural Holding Co.	27,045
1,775	Northwestern Energy Group, Inc.	105,914
1,105	Otter Tail Corp.	85,328
878	Unitil Corp.	42,803
		722,790
	Total Common Stocks (cost $31,251,917)	$33,160,127

15

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.3%
	Securities Lending Collateral - 5.3%
1,747,954	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		$1,747,954
	Total Short-Term Investments (cost $1,747,954)		$1,747,954
	Total Investments (cost $32,999,871)	104.9%	$34,908,081
	Other Assets and Liabilities	(4.9)%	(1,620,030)
	Net Assets	100.0%	$33,288,051
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	12/19/2025	$124,495	$647
Total futures contracts				$647
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$33,160,127	$33,160,127	$—	$—
Short-Term Investments	1,747,954	1,747,954	—	—
Futures Contracts(2)	647	647	—	—
Total	$34,908,728	$34,908,728	$—	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

16

Hartford Multifactor US Equity ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.3%
14,834	Autoliv, Inc.	$1,732,611
	Banks - 1.7%
6,127	Bank of America Corp.	327,488
7,932	Bank OZK	356,861
20,688	Citigroup, Inc.	2,094,247
6,609	JP Morgan Chase & Co.	2,056,192
10,700	M&T Bank Corp.	1,967,409
6,092	Popular, Inc.	679,075
5,260	Regions Financial Corp.	127,292
2,131	U.S. Bancorp	99,475
9,259	Wells Fargo & Co.	805,255
		8,513,294
	Capital Goods - 7.9%
2,925	3M Co.	487,013
2,551	A.O. Smith Corp.	168,341
6,577	Allegion PLC	1,090,269
530	Applied Industrial Technologies, Inc.	136,258
4,206	Armstrong World Industries, Inc.	800,949
1,210	BWX Technologies, Inc.	258,468
4,327	Caterpillar, Inc.	2,497,804
421	Comfort Systems USA, Inc.	406,509
4,710	Cummins, Inc.	2,061,473
13,740	Donaldson Co., Inc.	1,157,595
4,847	Dycom Industries, Inc.*	1,394,918
1,914	Eaton Corp. PLC	730,306
6,063	EMCOR Group, Inc.	4,097,254
821	Emerson Electric Co.	114,587
84,243	Fastenal Co.	3,466,599
1,011	Federal Signal Corp.	119,328
13,272	Ferguson Enterprises, Inc.	3,298,092
3,100	General Dynamics Corp.	1,069,190
1,397	Honeywell International, Inc.	281,258
6,913	Illinois Tool Works, Inc.	1,686,219
3,991	Johnson Controls International PLC	456,531
2,810	L3Harris Technologies, Inc.	812,371
1,002	Lincoln Electric Holdings, Inc.	234,919
9,728	Mueller Industries, Inc.	1,029,903
3,852	Northrop Grumman Corp.	2,247,449
2,704	Oshkosh Corp.	333,376
8,148	Otis Worldwide Corp.	755,809
1,797	Quanta Services, Inc.	807,087
1,603	Rockwell Automation, Inc.	590,481
874	RTX Corp.	156,009
2,386	Snap-on, Inc.	800,622
4,276	Trane Technologies PLC	1,918,427
676	United Rentals, Inc.	588,918
1,833	Valmont Industries, Inc.	757,817
4,002	Watts Water Technologies, Inc. Class A	1,090,945
2,870	WW Grainger, Inc.	2,809,730
		40,712,824
	Commercial & Professional Services - 2.7%
3,566	Booz Allen Hamilton Holding Corp.	310,813
2,920	Broadridge Financial Solutions, Inc.	643,568
926	CACI International, Inc. Class A*	520,643
10,687	Cintas Corp.	1,958,606
7,451	Genpact Ltd.	284,256
5,177	Leidos Holdings, Inc.	986,063
11,223	Maximus, Inc.	932,856
2,299	MSA Safety, Inc.	361,012
7,593	Paychex, Inc.	888,609
2,280	Republic Services, Inc.	474,787
23,304	Rollins, Inc.	1,342,543
43,253	UL Solutions, Inc. Class A	3,368,111
4,089	Veralto Corp.	403,503
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Commercial & Professional Services - 2.7% - (continued)
3,064	Verisk Analytics, Inc.	$670,281
2,630	Waste Management, Inc.	525,395
		13,671,046
	Consumer Discretionary Distribution & Retail - 4.8%
8,062	Amazon.com, Inc.*	1,968,902
626	AutoZone, Inc.*	2,300,193
10,341	Best Buy Co., Inc.	849,410
40,110	eBay, Inc.	3,261,344
996	Five Below, Inc.*	156,641
2,601	Genuine Parts Co.	331,133
3,163	Home Depot, Inc.	1,200,643
2,313	LKQ Corp.	73,923
5,358	Lowe's Cos., Inc.	1,275,901
3,285	Murphy USA, Inc.	1,176,687
25,012	O'Reilly Automotive, Inc.*	2,362,133
6,553	Ross Stores, Inc.	1,041,403
14,368	TJX Cos., Inc.	2,013,531
29,869	Tractor Supply Co.	1,616,212
6,883	Ulta Beauty, Inc.*	3,578,334
22,759	Urban Outfitters, Inc.*	1,470,459
302	Williams-Sonoma, Inc.	58,691
		24,735,540
	Consumer Durables & Apparel - 1.1%
6,231	DR Horton, Inc.	928,918
2,533	Garmin Ltd.	541,910
11,145	Hasbro, Inc.	850,475
10,053	NIKE, Inc. Class B	649,323
3,384	Ralph Lauren Corp.	1,081,729
13,989	Tapestry, Inc.	1,536,272
		5,588,627
	Consumer Services - 1.7%
3,224	Adtalem Global Education, Inc.*	316,016
358	Booking Holdings, Inc.	1,817,831
1,373	Boyd Gaming Corp.	106,916
790	Domino's Pizza, Inc.	314,783
7,795	Frontdoor, Inc.*	517,822
1,139	Grand Canyon Education, Inc.*	214,474
26,404	H&R Block, Inc.	1,313,335
4,411	McDonald's Corp.	1,316,375
10,040	Stride, Inc.*	683,122
15,940	Yum! Brands, Inc.	2,203,067
		8,803,741
	Consumer Staples Distribution & Retail - 3.2%
172,782	Albertsons Cos., Inc. Class A	3,056,514
6,147	BJ's Wholesale Club Holdings, Inc.*	542,534
2,655	Casey's General Stores, Inc.	1,362,519
15,495	Dollar General Corp.	1,528,737
77,207	Kroger Co.	4,912,681
32,748	Sysco Corp.	2,432,521
26,748	Walmart, Inc.	2,706,363
		16,541,869
	Energy - 2.2%
14,042	APA Corp.	318,051
8,763	Baker Hughes Co.	424,217
4,149	Cheniere Energy, Inc.	879,588
7,934	Chevron Corp.	1,251,351
4,766	Chord Energy Corp.	432,372
14,203	ConocoPhillips	1,262,079
31,818	EOG Resources, Inc.	3,367,617
22,776	Exxon Mobil Corp.	2,604,663
41,942	Magnolia Oil & Gas Corp. Class A	942,017
		11,481,955
	Equity Real Estate Investment Trusts (REITs) - 1.3%
14,097	American Healthcare, Inc. REIT	638,876

17

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 1.3% - (continued)
21,495	CareTrust, Inc. REIT	$744,802
1,684	Crown Castle, Inc. REIT	151,930
14,322	Omega Healthcare Investors, Inc. REIT	601,953
12,752	Realty Income Corp. REIT	739,361
29,085	Sabra Health Care, Inc. REIT	518,295
89,627	VICI Properties, Inc. REIT	2,687,914
2,653	Welltower, Inc. REIT	480,299
		6,563,430
	Financial Services - 5.6%
32,745	Bank of New York Mellon Corp.	3,534,168
3,968	Berkshire Hathaway, Inc. Class B*	1,894,879
685	Capital One Financial Corp.	150,693
7,807	Cboe Global Markets, Inc.	1,917,712
3,453	Charles Schwab Corp.	326,378
7,533	CME Group, Inc.	1,999,936
4,669	FirstCash Holdings, Inc.	740,037
205	Goldman Sachs Group, Inc.	161,821
43,442	Interactive Brokers Group, Inc. Class A	3,056,579
3,376	Jack Henry & Associates, Inc.	502,821
2,423	LPL Financial Holdings, Inc.	914,222
2,756	Mastercard, Inc. Class A	1,521,284
21,934	MGIC Investment Corp.	601,430
17,814	Northern Trust Corp.	2,292,127
8,912	Raymond James Financial, Inc.	1,414,067
8,337	SEI Investments Co.	672,046
28,311	State Street Corp.	3,274,450
2,309	StoneX Group, Inc.*	212,243
27,871	Synchrony Financial	2,073,045
4,175	Visa, Inc. Class A	1,422,590
		28,682,528
	Food, Beverage & Tobacco - 2.4%
62,219	Altria Group, Inc.	3,507,907
48,445	Cal-Maine Foods, Inc.	4,253,471
7,780	Hershey Co.	1,319,722
10,888	Monster Beverage Corp.*	727,645
8,632	PepsiCo, Inc.	1,261,049
10,583	Philip Morris International, Inc.	1,527,444
		12,597,238
	Health Care Equipment & Services - 6.0%
15,424	Abbott Laboratories	1,906,715
3,903	Boston Scientific Corp.*	393,110
19,739	Cardinal Health, Inc.	3,765,609
4,758	Cencora, Inc.	1,607,300
613	Chemed Corp.	264,387
3,335	Cigna Group	815,107
33,037	CVS Health Corp.	2,581,842
8,505	Edwards Lifesciences Corp.*	701,237
8,199	Elevance Health, Inc.	2,600,723
4,296	HCA Healthcare, Inc.	1,974,785
11,902	Humana, Inc.	3,311,017
2,438	IDEXX Laboratories, Inc.*	1,534,745
3,032	McKesson Corp.	2,459,983
14,263	Medtronic PLC	1,293,654
941	Quest Diagnostics, Inc.	165,569
6,538	ResMed, Inc.	1,614,102
704	Stryker Corp.	250,793
10,600	UnitedHealth Group, Inc.	3,620,536
		30,861,214
	Household & Personal Products - 0.5%
15,244	Colgate-Palmolive Co.	1,174,550
8,983	Kimberly-Clark Corp.	1,075,355
1,361	Procter & Gamble Co.	204,654
		2,454,559
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 4.1%
3,189	Aflac, Inc.	$341,829
12,504	Allstate Corp.	2,394,766
1,766	American Financial Group, Inc.	232,547
22,922	American International Group, Inc.	1,809,921
9,116	Arch Capital Group Ltd.	786,802
18,625	Axis Capital Holdings Ltd.	1,744,418
4,602	Chubb Ltd.	1,274,478
5,452	Hanover Insurance Group, Inc.	931,638
17,269	Lincoln National Corp.	725,298
7,646	Loews Corp.	761,236
342	Markel Group, Inc.*	675,289
10,749	MetLife, Inc.	857,985
41,205	Old Republic International Corp.	1,625,949
1,617	Progressive Corp.	333,102
8,261	Prudential Financial, Inc.	859,144
2,692	RenaissanceRe Holdings Ltd.	684,010
9,553	Travelers Cos., Inc.	2,566,127
26,374	Unum Group	1,936,379
8,496	W.R. Berkley Corp.	606,105
		21,147,023
	Materials - 3.1%
4,975	AptarGroup, Inc.	577,150
22,134	CF Industries Holdings, Inc.	1,843,541
10,830	Corteva, Inc.	665,395
6,337	CRH PLC	754,737
2,146	Crown Holdings, Inc.	208,548
4,848	Ecolab, Inc.	1,243,027
4,214	NewMarket Corp.	3,235,931
46,344	Newmont Corp.	3,752,474
5,157	Reliance, Inc.	1,456,491
9,581	RPM International, Inc.	1,047,012
3,495	Sherwin-Williams Co.	1,205,565
349	Solstice Advanced Materials, Inc.*	15,729
		16,005,600
	Media & Entertainment - 5.4%
23,521	Alphabet, Inc. Class A	6,613,870
38,336	Comcast Corp. Class A	1,067,083
21,565	Electronic Arts, Inc.	4,314,294
36,570	Fox Corp. Class A	2,364,250
34,194	Match Group, Inc.	1,105,834
6,222	Meta Platforms, Inc. Class A	4,034,034
1,913	Netflix, Inc.*	2,140,379
34,285	New York Times Co. Class A	1,953,902
7,584	Nexstar Media Group, Inc.	1,484,416
21,528	Pinterest, Inc. Class A*	712,577
7,290	Take-Two Interactive Software, Inc.*	1,868,937
		27,659,576
	Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
5,339	AbbVie, Inc.	1,164,116
19,580	Alkermes PLC*	601,106
4,272	Alnylam Pharmaceuticals, Inc.*	1,948,203
1,307	Amgen, Inc.	390,048
66,320	Bristol-Myers Squibb Co.	3,055,362
385	Eli Lilly & Co.	332,201
63,727	Exelixis, Inc.*	2,464,323
39,171	Gilead Sciences, Inc.	4,692,294
11,848	Incyte Corp.*	1,107,551
20,338	Johnson & Johnson	3,841,238
44,101	Merck & Co., Inc.	3,791,804
42,049	Pfizer, Inc.	1,036,508
2,454	Zoetis, Inc.	353,597
		24,778,351
	Real Estate Management & Development - 0.2%
12,716	CoStar Group, Inc.*	874,988

18

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Semiconductors & Semiconductor Equipment - 5.8%
12,618	Applied Materials, Inc.	$2,941,256
12,017	Broadcom, Inc.	4,441,844
2,211	Cirrus Logic, Inc.*	293,289
3,164	KLA Corp.	3,824,453
26,595	Lam Research Corp.	4,187,649
16,743	Micron Technology, Inc.	3,746,581
24,864	NVIDIA Corp.	5,034,711
3,692	NXP Semiconductors NV	772,071
14,798	QUALCOMM, Inc.	2,676,958
12,913	Rambus, Inc.*	1,327,973
4,741	Texas Instruments, Inc.	765,482
		30,012,267
	Software & Services - 14.4%
6,976	Accenture PLC Class A	1,744,698
1,509	Adobe, Inc.*	513,528
11,565	Appfolio, Inc. Class A*	2,942,483
1,844	AppLovin Corp. Class A*	1,175,237
8,239	Autodesk, Inc.*	2,482,740
20,318	Bentley Systems, Inc. Class B(1)	1,032,764
43,338	Box, Inc. Class A*	1,390,716
10,809	Cadence Design Systems, Inc.*	3,660,900
2,854	Cloudflare, Inc. Class A*	722,918
54,360	Cognizant Technology Solutions Corp. Class A	3,961,757
9,497	Commvault Systems, Inc.*	1,322,172
3,279	Crowdstrike Holdings, Inc. Class A*	1,780,530
5,952	Datadog, Inc. Class A*	969,045
4,923	Docusign, Inc.*	360,068
25,123	Dolby Laboratories, Inc. Class A	1,666,157
107,794	Dropbox, Inc. Class A*	3,126,026
365	Fair Isaac Corp.*	605,729
34,846	Fortinet, Inc.*	3,011,740
6,224	Gen Digital, Inc.	164,065
14,095	InterDigital, Inc.(1)	5,101,826
12,066	International Business Machines Corp.	3,709,209
5,413	Intuit, Inc.	3,613,448
18,885	Kyndryl Holdings, Inc.*	546,154
6,197	Manhattan Associates, Inc.*	1,128,288
11,983	Microsoft Corp.	6,204,917
3,722	Nutanix, Inc. Class A*	265,155
14,249	Oracle Corp.	3,741,930
6,807	Palantir Technologies, Inc. Class A*	1,364,599
65,172	Pegasystems, Inc.	4,148,198
4,680	PTC, Inc.*	929,167
5,390	Qualys, Inc.*	664,371
1,078	Roper Technologies, Inc.	480,950
15,764	Rubrik, Inc. Class A*	1,186,556
1,923	Salesforce, Inc.	500,768
1,013	ServiceNow, Inc.*	931,231
2,400	Snowflake, Inc. Class A*	659,712
791	Synopsys, Inc.*	358,972
16,859	VeriSign, Inc.	4,042,788
5,653	Zoom Communications, Inc.*	493,111
3,632	Zscaler, Inc.*	1,202,701
		73,907,324
	Technology Hardware & Equipment - 13.5%
36,052	Amphenol Corp. Class A	5,023,486
14,963	Apple, Inc.	4,045,546
13,652	Arista Networks, Inc.*	2,152,784
36,865	Avnet, Inc.	1,786,109
10,209	Belden, Inc.	1,243,967
4,533	CDW Corp.	722,424
10,377	Ciena Corp.*	1,970,800
64,259	Cisco Systems, Inc.	4,697,975
48,914	Corning, Inc.	4,357,259
28,988	Dell Technologies, Inc. Class C	4,696,346
6,826	F5, Inc.*	1,727,319
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Technology Hardware & Equipment - 13.5% - (continued)
17,265	Flex Ltd.*		$1,079,408
93,950	Hewlett Packard Enterprise Co.		2,294,259
80,937	HP, Inc.		2,239,527
2,874	Itron, Inc.*		288,348
8,270	Jabil, Inc.		1,826,760
3,971	Keysight Technologies, Inc.*		726,534
7,205	Motorola Solutions, Inc.		2,930,346
18,525	NetApp, Inc.		2,181,875
16,888	Sanmina Corp.*		2,314,500
28,509	Seagate Technology Holdings PLC		7,294,883
6,828	TD SYNNEX Corp.		1,068,514
18,077	TE Connectivity PLC		4,465,200
15,900	Trimble, Inc.*		1,268,025
44,814	Vontier Corp.		1,725,339
37,010	Western Digital Corp.		5,559,272
			69,686,805
	Telecommunication Services - 1.8%
123,350	AT&T, Inc.		3,052,913
11,363	T-Mobile U.S., Inc.		2,386,798
99,433	Verizon Communications, Inc.		3,951,467
			9,391,178
	Transportation - 0.9%
23,664	CH Robinson Worldwide, Inc.		3,644,019
391	FedEx Corp.		99,244
6,501	Ryder System, Inc.		1,100,164
			4,843,427
	Utilities - 4.4%
8,713	Ameren Corp.		888,900
13,198	American Electric Power Co., Inc.		1,587,191
1,543	CenterPoint Energy, Inc.		59,004
13,546	Consolidated Edison, Inc.		1,319,516
3,812	Dominion Energy, Inc.		223,726
9,556	DTE Energy Co.		1,295,220
10,945	Duke Energy Corp.		1,360,464
9,118	Entergy Corp.		876,149
3,833	Evergy, Inc.		294,413
45,560	Exelon Corp.		2,101,227
11,877	National Fuel Gas Co.		937,214
18,606	NRG Energy, Inc.		3,197,627
24,910	PPL Corp.		909,713
7,043	Public Service Enterprise Group, Inc.		567,384
1,156	Sempra		106,283
15,494	Southern Co.		1,457,056
7,122	TXNM Energy, Inc.		404,530
38,116	UGI Corp.		1,274,218
5,971	Vistra Corp.		1,124,339
9,435	WEC Energy Group, Inc.		1,054,173
16,681	Xcel Energy, Inc.		1,353,997
			22,392,344
	Total Common Stocks (cost $426,992,687)		$513,639,359
SHORT-TERM INVESTMENTS - 1.2%
	Securities Lending Collateral - 1.2%
5,998,836	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		$5,998,836
	Total Short-Term Investments (cost $5,998,836)		$5,998,836
	Total Investments (cost $432,991,523)	101.0%	$519,638,195
	Other Assets and Liabilities	(1.0)%	(5,082,774)
	Net Assets	100.0%	$514,555,421

19

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	2	12/19/2025	$687,400	$22,823
Total futures contracts				$22,823
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$513,639,359	$513,639,359	$—	$—
Short-Term Investments	5,998,836	5,998,836	—	—
Futures Contracts(2)	22,823	22,823	—	—
Total	$519,661,018	$519,661,018	$—	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

20

Hartford US Quality Growth ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 2.7%
2,949	Tesla, Inc.*	$1,346,395
	Banks - 1.9%
3,075	JP Morgan Chase & Co.	956,694
	Capital Goods - 4.5%
472	3M Co.	78,588
849	A.O. Smith Corp.	56,026
62	Acuity, Inc.	22,633
83	Applied Industrial Technologies, Inc.	21,338
561	Builders FirstSource, Inc.*	65,171
307	Caterpillar, Inc.	177,219
173	Cummins, Inc.	75,719
515	Donaldson Co., Inc.	43,389
166	Eaton Corp. PLC	63,339
199	EMCOR Group, Inc.	134,480
202	Emerson Electric Co.	28,193
4,374	Fastenal Co.	179,990
950	Ferguson Enterprises, Inc.	236,075
645	Illinois Tool Works, Inc.	157,328
119	Lennox International, Inc.	60,095
32	Lincoln Electric Holdings, Inc.	7,502
1,092	Masco Corp.	70,718
956	Otis Worldwide Corp.	88,679
89	Parker-Hannifin Corp.	68,782
69	Rockwell Automation, Inc.	25,417
271	SiteOne Landscape Supply, Inc.*	35,168
386	Toro Co.	28,846
355	Trane Technologies PLC	159,271
85	United Rentals, Inc.	74,050
18	Valmont Industries, Inc.	7,442
276	Vertiv Holdings Co. Class A	53,229
102	Watts Water Technologies, Inc. Class A	27,805
223	WW Grainger, Inc.	218,317
		2,264,809
	Commercial & Professional Services - 0.9%
10	Broadridge Financial Solutions, Inc.	2,204
1,007	Cintas Corp.	184,553
483	Paychex, Inc.	56,525
1,078	Rollins, Inc.	62,104
1,248	UL Solutions, Inc. Class A(1)	97,182
292	Veralto Corp.	28,815
148	Verisk Analytics, Inc.	32,376
		463,759
	Consumer Discretionary Distribution & Retail - 8.7%
1,005	Abercrombie & Fitch Co. Class A*	72,913
9,782	Amazon.com, Inc.*	2,388,960
32	AutoZone, Inc.*	117,582
2,882	Bath & Body Works, Inc.	70,551
885	Best Buy Co., Inc.	72,694
133	Carvana Co.*	40,770
1,332	Chewy, Inc. Class A*	44,915
82	Dick's Sporting Goods, Inc.	18,159
1,112	eBay, Inc.	90,417
1,161	Etsy, Inc.*	71,982
3,408	Gap, Inc.	77,873
491	Home Depot, Inc.	186,378
802	Lowe's Cos., Inc.	190,980
30	Murphy USA, Inc.	10,746
1,754	O'Reilly Automotive, Inc.*	165,648
638	Ross Stores, Inc.	101,391
1,441	TJX Cos., Inc.	201,942
2,012	Tractor Supply Co.	108,869
194	Ulta Beauty, Inc.*	100,857
814	Urban Outfitters, Inc.*	52,592
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Discretionary Distribution & Retail - 8.7% - (continued)
974	Wayfair, Inc. Class A*	$100,819
306	Williams-Sonoma, Inc.	59,468
		4,346,506
	Consumer Durables & Apparel - 0.9%
447	Crocs, Inc.*(1)	36,515
354	Deckers Outdoor Corp.*	28,851
175	Garmin Ltd.	37,440
52	Installed Building Products, Inc.	12,908
282	Lululemon Athletica, Inc.*	48,092
671	Mattel, Inc.*	12,333
2,540	NIKE, Inc. Class B	164,059
182	Ralph Lauren Corp.	58,178
617	Tapestry, Inc.	67,759
		466,135
	Consumer Services - 1.1%
41	Booking Holdings, Inc.	208,187
101	Domino's Pizza, Inc.	40,245
385	DoorDash, Inc. Class A*	97,932
77	Expedia Group, Inc.	16,940
340	Frontdoor, Inc.*	22,586
50	Grand Canyon Education, Inc.*	9,415
678	H&R Block, Inc.	33,724
35	McDonald's Corp.	10,445
725	Yum! Brands, Inc.	100,202
		539,676
	Consumer Staples Distribution & Retail - 3.1%
3,294	Albertsons Cos., Inc. Class A	58,271
127	Costco Wholesale Corp.	115,754
2,633	Kroger Co.	167,538
115	Sprouts Farmers Market, Inc.*	9,080
1,757	Sysco Corp.	130,510
1,031	Target Corp.	95,594
9,508	Walmart, Inc.	962,020
		1,538,767
	Energy - 3.0%
1,090	APA Corp.	24,688
496	Baker Hughes Co.	24,011
299	Chevron Corp.	47,158
1,156	ConocoPhillips	102,722
1,919	EOG Resources, Inc.	203,107
8,013	Exxon Mobil Corp.	916,367
4,906	Magnolia Oil & Gas Corp. Class A	110,189
416	Occidental Petroleum Corp.	17,139
1,281	SLB Ltd.	46,193
23	Texas Pacific Land Corp.	21,698
		1,513,272
	Equity Real Estate Investment Trusts (REITs) - 0.4%
339	American Tower Corp. REIT	60,674
28	Equinix, Inc. REIT	23,689
578	Iron Mountain, Inc. REIT	59,505
368	Lamar Advertising Co. Class A, REIT	43,641
372	VICI Properties, Inc. REIT	11,156
		198,665
	Financial Services - 6.6%
1,838	Berkshire Hathaway, Inc. Class B*	877,719
1,840	Block, Inc.*	139,730
297	Coinbase Global, Inc. Class A*	102,103
283	Jack Henry & Associates, Inc.	42,150
1,573	Mastercard, Inc. Class A	868,280
320	Moody's Corp.	153,696
251	MSCI, Inc.	147,726
135	PayPal Holdings, Inc.*	9,351

21

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Financial Services - 6.6% - (continued)
1,809	Toast, Inc. Class A*	$65,377
2,649	Visa, Inc. Class A	902,620
		3,308,752
	Food, Beverage & Tobacco - 1.0%
2,154	Altria Group, Inc.	121,443
601	Cal-Maine Foods, Inc.	52,768
64	Hershey Co.	10,856
810	Monster Beverage Corp.*	54,132
1,098	PepsiCo, Inc.	160,407
565	Philip Morris International, Inc.	81,546
		481,152
	Health Care Equipment & Services - 1.9%
628	Abbott Laboratories	77,634
324	Boston Scientific Corp.*	32,633
4	Chemed Corp.	1,725
455	CVS Health Corp.	35,558
512	Dexcom, Inc.*	29,809
356	Edwards Lifesciences Corp.*	29,352
41	Elevance Health, Inc.	13,005
2,191	Hims & Hers Health, Inc.*(1)	99,603
379	Humana, Inc.	105,434
277	IDEXX Laboratories, Inc.*	174,374
552	Lantheus Holdings, Inc.*	31,845
265	Medtronic PLC	24,036
297	ResMed, Inc.(1)	73,323
202	Stryker Corp.	71,961
372	UnitedHealth Group, Inc.	127,060
		927,352
	Household & Personal Products - 0.4%
964	Colgate-Palmolive Co.	74,276
408	Kimberly-Clark Corp.	48,842
513	Procter & Gamble Co.	77,140
		200,258
	Materials - 1.5%
137	Avery Dennison Corp.	23,960
661	CRH PLC	78,725
405	Ecolab, Inc.	103,842
727	Louisiana-Pacific Corp.	63,329
25	NewMarket Corp.	19,198
224	Newmont Corp.	18,137
263	Reliance, Inc.	74,279
1,078	RPM International, Inc.	117,804
725	Sherwin-Williams Co.	250,081
		749,355
	Media & Entertainment - 11.6%
10,499	Alphabet, Inc. Class A	2,952,214
749	Electronic Arts, Inc.	149,845
2,605	Match Group, Inc.	84,246
2,503	Meta Platforms, Inc. Class A	1,622,820
766	Netflix, Inc.*	857,047
1,913	Pinterest, Inc. Class A*	63,320
291	Take-Two Interactive Software, Inc.*	74,603
		5,804,095
	Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
426	AbbVie, Inc.	92,885
366	ADMA Biologics, Inc.*	5,666
3,621	Alkermes PLC*	111,165
240	Alnylam Pharmaceuticals, Inc.*	109,449
3,326	Bristol-Myers Squibb Co.	153,229
896	Corcept Therapeutics, Inc.*	65,829
1,263	Eli Lilly & Co.	1,089,792
3,318	Exelixis, Inc.*	128,307
1,676	Gilead Sciences, Inc.	200,768
718	Incyte Corp.*	67,119
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.4% - (continued)
767	Johnson & Johnson	$144,863
2,559	Merck & Co., Inc.	220,023
33	Mettler-Toledo International, Inc.*	46,737
704	Pfizer, Inc.	17,354
86	Regeneron Pharmaceuticals, Inc.	56,055
221	Vertex Pharmaceuticals, Inc.*	94,051
728	Zoetis, Inc.	104,897
		2,708,189
	Real Estate Management & Development - 0.5%
98	CBRE Group, Inc. Class A*	14,938
1,797	CoStar Group, Inc.*	123,652
1,539	Zillow Group, Inc. Class C*	115,394
		253,984
	Semiconductors & Semiconductor Equipment - 14.4%
204	Advanced Micro Devices, Inc.*	52,249
1,650	Applied Materials, Inc.	384,615
4,867	Broadcom, Inc.	1,798,989
1,029	Cirrus Logic, Inc.*	136,497
161	Credo Technology Group Holding Ltd.*	30,207
311	KLA Corp.	375,918
2,685	Lam Research Corp.	422,780
168	Lattice Semiconductor Corp.*	12,257
1,340	Micron Technology, Inc.	299,852
168	Monolithic Power Systems, Inc.	168,840
13,653	NVIDIA Corp.	2,764,596
435	NXP Semiconductors NV	90,967
1,858	QUALCOMM, Inc.	336,112
557	Rambus, Inc.*	57,282
199	Semtech Corp.*	13,504
590	Teradyne, Inc.	107,239
707	Texas Instruments, Inc.	114,152
		7,166,056
	Software & Services - 18.0%
780	Accenture PLC Class A	195,078
783	Adobe, Inc.*	266,463
554	Appfolio, Inc. Class A*	140,954
674	AppLovin Corp. Class A*	429,560
1,174	Atlassian Corp. Class A*	198,899
728	Autodesk, Inc.*	219,375
3,520	Box, Inc. Class A*	112,957
749	Cadence Design Systems, Inc.*	253,679
744	Cloudflare, Inc. Class A*	188,455
3,077	Cognizant Technology Solutions Corp. Class A	224,252
716	Commvault Systems, Inc.*	99,682
457	Crowdstrike Holdings, Inc. Class A*	248,156
993	Datadog, Inc. Class A*	161,670
2,145	Docusign, Inc.*	156,885
377	Dolby Laboratories, Inc. Class A(1)	25,003
7,277	Dropbox, Inc. Class A*	211,033
176	Elastic NV*	15,703
78	EPAM Systems, Inc.*	12,756
142	Fair Isaac Corp.*	235,653
2,338	Fortinet, Inc.*	202,073
190	Gartner, Inc.*	47,185
657	Gitlab, Inc. Class A*	32,029
136	HubSpot, Inc.*	66,901
60	InterDigital, Inc.(1)	21,718
463	International Business Machines Corp.	142,331
334	Intuit, Inc.	222,962
2,756	Kyndryl Holdings, Inc.*	79,704
1,457	Life360, Inc.*(1)	143,820
618	Manhattan Associates, Inc.*	112,519
4,467	Microsoft Corp.	2,313,057
1,684	Nutanix, Inc. Class A*	119,968
529	Oracle Corp.	138,921

22

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 18.0% - (continued)
1,336	Palantir Technologies, Inc. Class A*	$267,828
617	Palo Alto Networks, Inc.*	135,888
3,284	Pegasystems, Inc.	209,027
991	Procore Technologies, Inc.*	73,156
857	Qualys, Inc.*	105,634
939	Rubrik, Inc. Class A*	70,679
630	Salesforce, Inc.	164,058
591	Samsara, Inc. Class A*	23,740
236	ServiceNow, Inc.*	216,950
404	Snowflake, Inc. Class A*	111,051
54	Synopsys, Inc.*	24,506
2,454	UiPath, Inc. Class A*	38,920
632	VeriSign, Inc.	151,554
532	Workday, Inc. Class A*	127,637
663	Zoom Communications, Inc.*	57,833
534	Zscaler, Inc.*	176,829
		8,994,691
	Technology Hardware & Equipment - 10.0%
1,292	Amphenol Corp. Class A	180,027
9,986	Apple, Inc.	2,699,915
1,323	Arista Networks, Inc.*	208,624
113	Badger Meter, Inc.	20,391
185	Belden, Inc.	22,542
163	CDW Corp.	25,977
63	Ciena Corp.*	11,965
2,912	Cisco Systems, Inc.	212,896
1,268	Dell Technologies, Inc. Class C	205,429
227	F5, Inc.*	57,442
395	Hewlett Packard Enterprise Co.	9,646
1,342	HP, Inc.	37,133
733	Keysight Technologies, Inc.*	134,110
312	Motorola Solutions, Inc.	126,894
1,035	NetApp, Inc.	121,902
1,552	Pure Storage, Inc. Class A*	153,182
1,342	Seagate Technology Holdings PLC	343,391
835	Super Micro Computer, Inc.*(1)	43,387
412	TE Connectivity PLC	101,768
1,905	Vontier Corp.	73,343
1,196	Western Digital Corp.	179,651
		4,969,615
	Telecommunication Services - 0.0%
23	T-Mobile U.S., Inc.	4,831
214	Verizon Communications, Inc.	8,505
		13,336
	Transportation - 0.8%
817	CH Robinson Worldwide, Inc.	125,810
212	FedEx Corp.	53,810
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Transportation - 0.8% - (continued)
418	Landstar System, Inc.		$53,684
215	Old Dominion Freight Line, Inc.		30,190
1,148	Uber Technologies, Inc.*		110,782
			374,276
	Utilities - 0.6%
168	Constellation Energy Corp.		63,336
297	Duke Energy Corp.		36,917
657	NRG Energy, Inc.		112,912
503	Southern Co.		47,302
309	Vistra Corp.		58,185
			318,652
	Total Common Stocks (cost $42,438,857)		$49,904,441
SHORT-TERM INVESTMENTS - 0.9%
	Securities Lending Collateral - 0.9%
424,158	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		$424,158
	Total Short-Term Investments (cost $424,158)		$424,158
	Total Investments (cost $42,863,015)	100.8%	$50,328,599
	Other Assets and Liabilities	(0.8)%	(396,097)
	Net Assets	100.0%	$49,932,502
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$49,904,441	$49,904,441	$—	$—
Short-Term Investments	424,158	424,158	—	—
Total	$50,328,599	$50,328,599	$—	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.

23

Hartford US Value ETF
Schedule of Investments
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.3%
1,301	Autoliv, Inc.	$151,957
	Banks - 10.1%
680	Axos Financial, Inc.*	53,026
9,317	Bank of America Corp.	497,994
9,377	Bank OZK	421,871
622	Cadence Bank	23,474
9,393	Citigroup, Inc.	950,853
1,891	Comerica, Inc.	144,662
1,367	Hancock Whitney Corp.	78,069
2,329	JP Morgan Chase & Co.	724,599
2,263	M&T Bank Corp.	416,098
3,635	Popular, Inc.	405,193
10,165	Regions Financial Corp.	245,993
1,101	U.S. Bancorp	51,395
7,774	Wells Fargo & Co.	676,105
		4,689,332
	Capital Goods - 5.8%
1,350	Caterpillar, Inc.	779,301
666	EMCOR Group, Inc.	450,069
5,133	Fastenal Co.	211,223
1,950	Ferguson Enterprises, Inc.	484,575
1,496	Oshkosh Corp.	184,442
670	Trane Technologies PLC	300,595
192	United Rentals, Inc.	167,267
385	WESCO International, Inc.	99,919
3	WW Grainger, Inc.	2,937
		2,680,328
	Commercial & Professional Services - 0.0%
121	Cintas Corp.	22,176
	Consumer Discretionary Distribution & Retail - 2.9%
523	Amazon.com, Inc.*	127,727
4,162	Bath & Body Works, Inc.	101,886
2,230	Best Buy Co., Inc.	183,172
1,337	eBay, Inc.	108,711
20,338	Gap, Inc.	464,723
324	Lowe's Cos., Inc.	77,154
153	Ulta Beauty, Inc.*	79,542
3,175	Urban Outfitters, Inc.*	205,137
		1,348,052
	Consumer Services - 0.4%
34	Booking Holdings, Inc.	172,643
	Consumer Staples Distribution & Retail - 1.3%
11,710	Albertsons Cos., Inc. Class A	207,150
6,585	Kroger Co.	419,003
		626,153
	Energy - 9.0%
24,022	APA Corp.	544,098
283	Baker Hughes Co.	13,700
3,198	Chevron Corp.	504,389
2,690	Chord Energy Corp.	244,037
6,101	ConocoPhillips	542,135
5,295	Devon Energy Corp.	172,035
7,329	EOG Resources, Inc.	775,701
6,207	Exxon Mobil Corp.	709,832
17,708	Magnolia Oil & Gas Corp. Class A	397,722
22,482	Permian Resources Corp.	282,374
		4,186,023
	Equity Real Estate Investment Trusts (REITs) - 2.8%
589	American Healthcare, Inc. REIT	26,693
1,604	American Tower Corp. REIT	287,084
5,595	Host Hotels & Resorts, Inc. REIT	89,632
866	Kilroy Realty Corp. REIT	36,589
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 2.8% - (continued)
2,634	Lamar Advertising Co. Class A, REIT	$312,366
16,535	VICI Properties, Inc. REIT	495,885
407	Welltower, Inc. REIT	73,683
		1,321,932
	Financial Services - 20.0%
7,188	Bank of New York Mellon Corp.	775,801
916	Berkshire Hathaway, Inc. Class B*	437,427
10,103	Block, Inc.*	767,222
2,557	Capital One Financial Corp.	562,514
638	Charles Schwab Corp.	60,304
876	Coinbase Global, Inc. Class A*	301,151
464	Goldman Sachs Group, Inc.	366,268
7,697	Interactive Brokers Group, Inc. Class A	541,561
4,075	Invesco Ltd.	96,577
32	Jack Henry & Associates, Inc.	4,766
4,701	Janus Henderson Group PLC	204,776
1,197	Mastercard, Inc. Class A	660,732
5,276	MGIC Investment Corp.	144,668
811	Moody's Corp.	389,523
2,131	Morgan Stanley	349,484
4,915	Northern Trust Corp.	632,413
776	Raymond James Financial, Inc.	123,128
2,981	SEI Investments Co.	240,298
7,964	State Street Corp.	921,116
10,826	Synchrony Financial	805,238
1,871	T. Rowe Price Group, Inc.	191,834
6,834	Toast, Inc. Class A*	246,981
1,434	Visa, Inc. Class A	488,621
		9,312,403
	Food, Beverage & Tobacco - 1.9%
6,185	Altria Group, Inc.	348,710
5,906	Cal-Maine Foods, Inc.	518,547
		867,257
	Health Care Equipment & Services - 5.7%
261	Abbott Laboratories	32,265
12,484	CVS Health Corp.	975,625
908	Elevance Health, Inc.	288,018
568	Hims & Hers Health, Inc.*(1)	25,821
1,232	Humana, Inc.	342,730
2,949	UnitedHealth Group, Inc.	1,007,260
		2,671,719
	Insurance - 3.6%
8	Allstate Corp.	1,532
1,638	American International Group, Inc.	129,337
2,455	Axis Capital Holdings Ltd.	229,935
331	Chubb Ltd.	91,667
15,915	Lincoln National Corp.	668,430
1,236	Prudential Financial, Inc.	128,544
571	Travelers Cos., Inc.	153,382
3,968	Unum Group	291,331
		1,694,158
	Materials - 3.6%
3,736	CF Industries Holdings, Inc.	311,171
1,118	Mosaic Co.	30,689
596	NewMarket Corp.	457,668
7,784	Newmont Corp.	630,271
404	Reliance, Inc.	114,102
366	Sherwin-Williams Co.	126,248
		1,670,149
	Media & Entertainment - 4.4%
3,366	Alphabet, Inc. Class A	946,486
8,634	Comcast Corp. Class A	240,327

24

Hartford US Value ETF
Schedule of Investments – (continued)
October 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Media & Entertainment - 4.4% - (continued)
1,063	Meta Platforms, Inc. Class A	$689,196
851	Nexstar Media Group, Inc.	166,566
		2,042,575
	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
15,677	Bristol-Myers Squibb Co.	722,239
7,499	Gilead Sciences, Inc.	898,305
2,341	Johnson & Johnson	442,145
7,722	Merck & Co., Inc.	663,938
3,660	Pfizer, Inc.	90,219
		2,816,846
	Real Estate Management & Development - 1.3%
507	CBRE Group, Inc. Class A*	77,282
3,176	CoStar Group, Inc.*	218,541
4,297	Zillow Group, Inc. Class C*	322,189
		618,012
	Semiconductors & Semiconductor Equipment - 4.6%
99	Applied Materials, Inc.	23,077
124	Broadcom, Inc.	45,834
111	KLA Corp.	134,170
2,687	Lam Research Corp.	423,095
1,965	Micron Technology, Inc.	439,708
4,028	NVIDIA Corp.	815,630
1,436	QUALCOMM, Inc.	259,772
		2,141,286
	Software & Services - 1.0%
316	AppLovin Corp. Class A*	201,397
541	Microsoft Corp.	280,135
		481,532
	Technology Hardware & Equipment - 3.4%
443	Amphenol Corp. Class A	61,727
1,437	Cisco Systems, Inc.	105,059
3,298	Dell Technologies, Inc. Class C	534,309
2,788	Hewlett Packard Enterprise Co.	68,083
6,731	HP, Inc.	186,247
2,291	Seagate Technology Holdings PLC	586,221
119	Western Digital Corp.	17,875
		1,559,521
	Telecommunication Services - 2.4%
18,158	AT&T, Inc.	449,410
16,243	Verizon Communications, Inc.	645,497
		1,094,907
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Transportation - 1.5%
1,601	CH Robinson Worldwide, Inc.		$246,538
2,019	Ryder System, Inc.		341,675
913	Uber Technologies, Inc.*		88,105
			676,318
	Utilities - 7.7%
1,586	Constellation Energy Corp.		597,922
2,652	Duke Energy Corp.		329,643
2,761	Exelon Corp.		127,337
6,272	NRG Energy, Inc.		1,077,906
2,880	Southern Co.		270,835
18,876	UGI Corp.		631,025
2,779	Vistra Corp.		523,286
			3,557,954
	Total Common Stocks (cost $42,868,388)		$46,403,233
	Total Investments (cost $42,868,388)	99.8%	$46,403,233
	Other Assets and Liabilities	0.2%	82,847
	Net Assets	100.0%	$46,486,080
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$46,403,233	$46,403,233	$—	$—
Total	$46,403,233	$46,403,233	$—	$—

(1)	For the period ended October 31, 2025, there were no transfers in and out of Level 3.

25

Hartford Systematic ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
Bhd	Berhad
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka

26